UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian C. Janssen

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2020

Find diverse total
return opportunities
in global bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–0.40%	2.45%	2.51%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.95% for Class A shares as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is Capital World Bond Fund’s semi-annual result for the period ended June 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cwbfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	2.27%	3.48%	3.24%	2.91%	5.90%
Bloomberg Barclays Global Aggregate Index[2]	2.98	4.22	3.56	2.81	5.86
Lipper Global Income Funds Average[3]	1.51	3.23	3.24	3.03	6.06

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2020 FTSE Index LLC. All rights reserved.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of July 31, 2020, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.09%.

Capital World Bond Fund	1

Summary investment portfolio June 30, 2020	unaudited

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*	10.76%
Japan	8.80
China	4.59
United Kingdom	2.54
Canada	2.10
Mexico	1.81
Malaysia	1.79
Romania	1.72
Russian Federation	1.41
Israel	1.15
Other	11.39
48.06%

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Estonia, France, Germany, Greece, Ireland, Italy, Lithuania, Luxembourg, the Netherlands, Portugal and Spain.

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Euros 18.76%
Belgium (Kingdom of) 0% 2027	€62,415	$71,667
Belgium (Kingdom of) 0.80% 2027	51,660	62,688
Belgium (Kingdom of) 0.10%–2.60% 2024–2050	38,455	47,517
Greece (Hellenic Republic of) 3.45% 2024	47,065	58,705
Greece (Hellenic Republic of) 3.375% 2025	63,775	80,627
Greece (Hellenic Republic of) 2.00% 2027	53,185	64,016
Greece (Hellenic Republic of) 3.875% 2029	50,521	69,566
Greece (Hellenic Republic of) 1.50% 2030	64,940	75,009
Greece (Hellenic Republic of) 3.75%–4.38% 2022–2028	50,670	66,378
Israel (State of) 1.50% 2027–2029	8,150	9,801
Italy (Republic of) 0.10% 2023[1]	122,433	140,423
Italy (Republic of) 1.85% 2025	41,380	49,076
Italy (Republic of) 0.85% 2027	45,590	51,048
Italy (Republic of) 2.80% 2028	132,174	168,736
Italy (Republic of) 0.05%–3.85% 2022–2049	90,939	104,087
Petróleos Mexicanos 2.50%–3.13% 2020–2021	4,710	5,227
Romania 3.624% 2030	61,514	74,749
Romania 4.625% 2049	51,595	66,536

2	Capital World Bond Fund

	Principal amount (000)		Value (000)
Romania 2.00%–4.13% 2026–2039		€66,140	$76,316
Russian Federation 2.88% 2025		23,800	29,515
Serbia (Republic of) 3.125% 2027		86,983	102,494
State Grid Europe Development (2014) PLC 1.50% 2022		1,325	1,511
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		9,475	10,852
Other securities			961,950
			2,448,494

Japanese yen 9.93%
Bank of China/Tokyo 0.42% 2021		¥700,000	6,491
Japan, Series 19, 0.10% 2024[1]		8,875,160	81,975
Japan, Series 346, 0.10% 2027		18,787,400	176,385
Japan, Series 23, 0.10% 2028[1]		22,942,176	211,797
Japan, Series 24, 0.10% 2029[1]		9,528,326	88,272
Japan, Series 356, 0.10% 2029		7,264,000	67,900
Japan, Series 145, 1.70% 2033		8,945,000	99,045
Japan, Series 152, 1.20% 2035		10,949,000	115,366
Japan, Series 42, 1.70% 2044		6,423,050	75,625
Japan 0.10%–0.60% 2021–2046[1]		24,816,130	231,590
United Mexican States 0.60%–0.70% 2021–2023		3,000,000	27,653
Other securities			113,636
			1,295,735

Chinese yuan renminbi 4.59%
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	1,605,910	237,222
China (People’s Republic of) 3.13%–3.29% 2029		320,390	46,521
China Development Bank Corp., Series 1715, 4.24% 2027		520,190	77,758
China Development Bank Corp., Series 1905, 3.48% 2029		607,200	86,197
China Development Bank Corp. 3.43%–4.69% 2023–2028		757,370	110,230
Other securities			40,380
			598,308

British pounds 2.78%
United Kingdom 0.375% 2030		£48,760	61,435
United Kingdom 4.75% 2030		32,625	59,583
United Kingdom 0.50%–4.25% 2022–2071		129,633	210,524
Other securities			31,839
			363,381

Canadian dollars 2.16%
Canada 2.25% 2025	C$	125,860	101,436
Canada 2.25% 2029		139,005	118,253
Canada 0.75%–3.50% 2021–2048[1]		51,572	47,392
Other securities			14,440
			281,521

Malaysian ringgits 1.69%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	196,500	48,945
Malaysia (Federation of), Series 0418, 4.893% 2038		352,663	96,033
Malaysia (Federation of) 3.73%–4.94% 2028–2048		301,792	75,683
			220,661

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos 1.47%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	542,000	$18,617
United Mexican States, Series M, 7.50% 2027		1,697,620	82,337
United Mexican States 5.75%–8.50% 2026–2047		1,849,360	90,731
Other securities			669
			192,354

Danish kroner 1.21%
Nykredit Realkredit AS, Series 01E, 0.50% 2040[2]	DKr	438,881	65,192
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]		443,871	68,898
Nykredit Realkredit AS 0.50%–2.50% 2037–2050[2]		156,638	23,311
			157,401

Russian rubles 1.07%
Russian Federation 2.50%–8.50% 2023–2034[1]	RUB	8,912,165	139,483

Israeli shekels 0.71%
Israel (State of) 2.00% 2027	ILS	160,700	51,268
Israel (State of) 3.75%–5.50% 2042–2047		81,980	42,021
			93,289

South African rand 0.62%
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR	1,658,570	75,394
Other securities			4,934
			80,328

Romanian leu 0.06%
Romania 4.75% 2025	RON	30,000	7,299

U.S. dollars 46.79%
CCCI Treasure Ltd. 3.43%–3.65% 2049[3]		$23,840	23,669
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[3]		4,800	5,060
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[3]		27,625	27,612
Comisión Federal de Electricidad 4.75%–4.88% 2024–2027[4]		3,870	4,087
COSL Singapore Capital Ltd. 0% 2030		4,400	4,346
CRCC Yuxiang Ltd. 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[3]		2,440	2,488
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[3]		1,501	1,508
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[3]		2,205	2,255
Israel (State of) 2.50%–3.88% 2030–2050		41,865	46,357
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)[3]		1,800	1,825
Petróleos Mexicanos 6.35%–6.95% 2048–2060[4]		3,561	2,670
PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[4]		10,895	13,221

4	Capital World Bond Fund

	Principal amount (000)	Value (000)
Russian Federation 4.25%–5.25% 2026–2047[4]	$13,600	$15,605
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	2,215
U.S. Treasury 1.50% 2024	84,650	89,296
U.S. Treasury 2.25% 2024[5]	54,760	59,013
U.S. Treasury 2.75% 2025	68,290	76,600
U.S. Treasury 2.25% 2027[5]	88,200	99,308
U.S. Treasury 2.875% 2028	53,600	63,249
U.S. Treasury 2.00% 2050	56,560	64,747
U.S. Treasury 0.13%–4.63% 2021–2050[5]	388,206	418,950
U.S. Treasury Inflation-Protected Security 0.25% 2029[1]	83,442	91,343
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	216,332	246,924
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,5]	92,940	100,490
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,5]	52,476	71,757
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	89,081	119,122
U.S. Treasury Inflation-Protected Security 0.25% 2050[1,5]	33,216	37,336
Uniform Mortgage-Backed Security 2.50% 2050[2,6]	138,501	143,767
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[2,6]	125,112	131,026
United Mexican States 3.25%–5.00% 2025–2051	33,575	34,955
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[3]	49,268	50,944
Other securities		4,052,910
		6,104,655

Other 3.13%
Other securities		408,889

Total bonds, notes & other debt instruments (cost: $11,977,059,000)		12,391,798

Convertible bonds & notes 0.00%
U.S. dollars 0.00%
Other securities		23

Total convertible bonds & notes (cost: $32,000)		23

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		311

Total convertible stocks (cost: $2,640,000)		311

Common stocks 0.01%
U.S. dollars 0.01%
Other securities		976

Total common stocks (cost: $11,566,000)		976

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		101

Total rights & warrants (cost: $128,000)		101

Capital World Bond Fund	5

Short-term securities 7.11%	Shares	Value (000)
Money market investments 7.01%
Capital Group Central Cash Fund 0.18%[7]	9,147,756	$914,867

	Principal amount
	(000)
Bills & notes of governments & government agencies outside the U.S. 0.10%
Greek Treasury Bills 0.20%-0.25% due 12/4/2020–6/11/2021	€11,780,000	13,249

Total short-term securities (cost: $928,166,000)		928,116
Total investment securities 102.09% (cost: $12,919,591,000)		13,321,325
Other assets less liabilities (2.09)%		(273,122)

Net assets 100.00%		$13,048,203

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $2,275,000, which represented .02% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,187,000, which represented .22% of the net assets of the fund. One security in “Other securities” (with a value of $162,000, an aggregate cost of $670,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

6	Capital World Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[8]	Value at 6/30/2020 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	320	September 2020		$(80,000)	$(79,788)	$(15)
90 Day Euro Dollar Futures	Short	3,854	March 2022		(963,500)	(961,766)	(496)
2 Year Euro-Schatz Futures	Long	332	September 2020		€33,200	41,829	35
2 Year U.S. Treasury Note Futures	Long	1,664	October 2020		$332,800	367,458	121
5 Year Euro-Bobl Futures	Long	72	September 2020		€7,200	10,919	52
5 Year U.S. Treasury Note Futures	Long	2,045	October 2020		$204,500	257,143	880
10 Year Euro-Bund Futures	Long	711	September 2020		€71,100	141,006	1,252
10 Year Italy Government Bond Futures	Short	1	September 2020		(100)	(162)	(4)
10 Year Canadian Government Bond Futures	Short	45	September 2020	C$	(4,500)	(5,099)	(16)
10 Year U.S. Treasury Note Futures	Short	488	September 2020		$(48,800)	(67,916)	(239)
10 Year Ultra U.S. Treasury Note Futures	Short	3,389	September 2020		(338,900)	(533,715)	(4,217)
20 Year U.S. Treasury Bond Futures	Long	271	September 2020		27,100	48,390	620
30 Year Euro-Buxl Futures	Long	208	September 2020		€20,800	51,402	1,136
30 Year Ultra U.S. Treasury Bond Futures	Long	126	September 2020		$12,600	27,488	212
							$(679)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK762,200	EUR28,268	JPMorgan Chase	7/2/2020	$369
EUR28,620	CZK762,200	JPMorgan Chase	7/2/2020	26
JPY7,622,000	USD70,166	Goldman Sachs	7/6/2020	429
USD61,778	MYR263,550	Standard Chartered Bank	7/6/2020	292
USD21,247	JPY2,280,000	Standard Chartered Bank	7/6/2020	130
USD15,694	CAD21,200	Bank of New York Mellon	7/6/2020	78
CNH45,330	USD6,354	Citibank	7/6/2020	55
USD21,498	AUD31,080	HSBC Bank	7/6/2020	49
USD4,196	GBP3,370	Barclays Bank PLC	7/6/2020	20
USD378	CAD510	Bank of America	7/6/2020	2
USD67,168	EUR59,776	Barclays Bank PLC	7/6/2020	1
CAD3,010	USD2,219	JPMorgan Chase	7/6/2020	(1)
AUD31,075	USD21,489	Morgan Stanley	7/6/2020	(43)
MYR38,110	USD8,939	HSBC Bank	7/6/2020	(48)
MXN29,170	USD1,347	Goldman Sachs	7/6/2020	(79)
JPY1,650,000	USD15,467	Bank of America	7/6/2020	(185)
GBP18,725	USD23,549	HSBC Bank	7/6/2020	(346)
CAD101,400	USD75,087	Morgan Stanley	7/6/2020	(394)
CAD47,200	USD33,722	UBS AG	7/8/2020	1,046
EUR12,375	USD14,021	Standard Chartered Bank	7/8/2020	(116)
EUR85,100	USD94,109	Citibank	7/9/2020	1,519

Capital World Bond Fund	7

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD23,721	ZAR400,920	Bank of America	7/9/2020	$640
USD37,649	CZK881,200	Standard Chartered Bank	7/9/2020	503
EUR40,490	USD45,069	Morgan Stanley	7/9/2020	430
JPY3,046,450	USD27,964	Standard Chartered Bank	7/9/2020	253
USD17,870	JPY1,919,000	Citibank	7/9/2020	96
CNH75,200	USD10,596	Goldman Sachs	7/9/2020	35
USD2,435	EUR2,149	HSBC Bank	7/9/2020	20
USD313	EUR277	Bank of New York Mellon	7/9/2020	2
USD895	CNH6,350	Citibank	7/9/2020	(3)
USD1,049	CNH7,470	HSBC Bank	7/9/2020	(7)
USD874	EUR785	Morgan Stanley	7/9/2020	(8)
CZK881,200	EUR33,150	Standard Chartered Bank	7/9/2020	(105)
CZK348,000	USD14,802	HSBC Bank	7/9/2020	(132)
USD40,274	CNH286,000	Goldman Sachs	7/9/2020	(156)
USD36,482	CAD50,100	Citibank	7/9/2020	(423)
EUR49,792	USD56,411	HSBC Bank	7/9/2020	(459)
USD77,557	CNH555,750	UBS AG	7/9/2020	(1,005)
ILS49,100	USD14,155	Bank of America	7/10/2020	22
USD68	EUR61	JPMorgan Chase	7/10/2020	— [10]
USD1,096	ILS3,800	Bank of America	7/10/2020	(2)
USD15,640	MXN350,600	Citibank	7/13/2020	413
USD16,271	GBP12,800	Citibank	7/13/2020	409
USD37,635	EUR33,271	Citibank	7/13/2020	244
USD5,220	MXN114,560	Goldman Sachs	7/13/2020	244
USD15,465	MXN350,810	Standard Chartered Bank	7/13/2020	230
USD4,619	ZAR77,900	Standard Chartered Bank	7/13/2020	137
USD3,748	MXN83,270	JPMorgan Chase	7/13/2020	132
USD29,995	EUR26,613	Citibank	7/13/2020	87
USD10,196	EUR9,015	JPMorgan Chase	7/13/2020	65
USD18,953	AUD27,400	HSBC Bank	7/13/2020	43
USD565	GBP445	JPMorgan Chase	7/13/2020	14
USD4,539	EUR4,040	Barclays Bank PLC	7/13/2020	(1)
EUR2,126	USD2,391	Bank of America	7/13/2020	(2)
MXN367,380	USD15,961	Citibank	7/13/2020	(5)
USD2,227	JPY242,800	Morgan Stanley	7/13/2020	(22)
EUR11,305	RON54,890	Morgan Stanley	7/13/2020	(36)
EUR5,553	USD6,281	Citibank	7/13/2020	(41)
EUR5,540	USD6,267	Barclays Bank PLC	7/13/2020	(41)
USD4,861	IDR70,271,930	Citibank	7/13/2020	(51)
ILS151,300	USD43,816	Standard Chartered Bank	7/13/2020	(124)
AUD27,400	USD19,127	JPMorgan Chase	7/13/2020	(217)
EUR126,896	USD143,522	JPMorgan Chase	7/13/2020	(914)
MXN598,000	USD27,542	Citibank	7/13/2020	(1,571)
USD82,628	EUR72,713	Barclays Bank PLC	7/14/2020	909
USD4,977	MXN109,506	JPMorgan Chase	7/14/2020	222
USD4,973	GBP3,899	Bank of New York Mellon	7/14/2020	141
EUR6,637	GBP5,910	Goldman Sachs	7/14/2020	135
USD6,523	CAD8,736	JPMorgan Chase	7/14/2020	88
GBP5,920	EUR6,506	Goldman Sachs	7/14/2020	24
USD69	GBP55	Barclays Bank PLC	7/14/2020	1
GBP976	USD1,245	Bank of New York Mellon	7/14/2020	(35)
USD25,570	CZK609,350	Morgan Stanley	7/14/2020	(117)
SEK135,600	USD14,689	Bank of America	7/14/2020	(134)

8	Capital World Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
JPY3,422,560	USD31,959	Goldman Sachs	7/14/2020	$(256)
JPY5,546,425	USD51,760	Goldman Sachs	7/14/2020	(384)
EUR49,217	USD55,928	Barclays Bank PLC	7/14/2020	(615)
CZK1,360,200	USD58,142	HSBC Bank	7/14/2020	(801)
JPY13,482,208	USD125,831	Standard Chartered Bank	7/14/2020	(946)
USD37,524	EUR32,930	Morgan Stanley	7/15/2020	515
USD16,220	MYR68,900	Standard Chartered Bank	7/15/2020	152
USD30,922	ILS106,735	JPMorgan Chase	7/15/2020	97
JPY5,696,200	USD53,299	Citibank	7/15/2020	(534)
CAD150,560	USD111,596	HSBC Bank	7/15/2020	(689)
EUR46,393	USD52,866	Morgan Stanley	7/15/2020	(726)
NOK693,100	USD73,281	Citibank	7/15/2020	(1,268)
USD6,161	GBP4,919	Citibank	7/16/2020	66
KRW5,563,560	USD4,571	JPMorgan Chase	7/16/2020	54
JPY222,422	EUR1,840	HSBC Bank	7/16/2020	(8)
EUR13,367	PLN59,475	Bank of America	7/16/2020	(11)
GBP31,900	EUR35,471	Goldman Sachs	7/16/2020	(335)
GBP25,150	USD31,502	Citibank	7/16/2020	(336)
AUD49,125	USD33,561	UBS AG	7/17/2020	343
USD17,712	MXN401,000	JPMorgan Chase	7/17/2020	307
USD15,543	GBP12,393	Bank of New York Mellon	7/17/2020	185
EUR4,243	GBP3,810	Morgan Stanley	7/17/2020	47
USD8,277	EUR7,334	Morgan Stanley	7/17/2020	34
GBP3,820	EUR4,198	Goldman Sachs	7/17/2020	16
CHF5,200	USD5,479	Bank of America	7/17/2020	12
CAD3,760	USD2,759	Standard Chartered Bank	7/17/2020	11
KRW17,403,120	USD14,516	Citibank	7/17/2020	(47)
USD10,757	ILS37,550	HSBC Bank	7/17/2020	(88)
JPY1,767,040	USD16,472	Standard Chartered Bank	7/17/2020	(103)
PLN150,900	USD38,429	Citibank	7/17/2020	(285)
GBP19,243	USD24,135	Bank of New York Mellon	7/17/2020	(288)
EUR66,720	USD75,296	Morgan Stanley	7/17/2020	(307)
USD49,357	MXN1,088,470	Goldman Sachs	7/20/2020	2,133
USD48,399	EUR42,931	Bank of New York Mellon	7/20/2020	144
USD55,409	CNH392,859	Standard Chartered Bank	7/20/2020	(92)
EUR91,854	USD103,554	Bank of New York Mellon	7/20/2020	(309)
JPY19,780,720	USD184,200	Citibank	7/20/2020	(956)
EUR111,862	USD125,573	Morgan Stanley	7/21/2020	164
USD12,426	GBP9,910	HSBC Bank	7/21/2020	144
USD17,554	NOK167,860	Goldman Sachs	7/21/2020	113
USD16,469	JPY1,766,140	Morgan Stanley	7/21/2020	108
GBP8,460	USD10,440	Barclays Bank PLC	7/21/2020	45
USD39,602	AUD57,330	Citibank	7/21/2020	33
EUR4,210	USD4,726	Morgan Stanley	7/21/2020	6
USD1,696	CAD2,298	JPMorgan Chase	7/21/2020	3
USD404	EUR360	Morgan Stanley	7/21/2020	— [10]
CAD45,713	USD33,737	JPMorgan Chase	7/21/2020	(63)
KRW39,648,250	USD33,105	Standard Chartered Bank	7/21/2020	(141)
NOK319,589	USD33,570	HSBC Bank	7/21/2020	(364)
USD56,327	ILS194,000	Standard Chartered Bank	7/22/2020	290
AUD57,400	USD39,338	Morgan Stanley	7/22/2020	279
EUR43,025	USD48,285	Goldman Sachs	7/22/2020	78
USD5,730	JPY611,800	Bank of New York Mellon	7/22/2020	62

Capital World Bond Fund	9

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD18,803	MYR80,600	Standard Chartered Bank	7/22/2020	$12
USD18	CNH130	HSBC Bank	7/22/2020	— [10]
NOK3,180	EUR297	Citibank	7/22/2020	(4)
USD26,286	EUR23,422	Goldman Sachs	7/22/2020	(42)
MYR80,600	USD18,851	Standard Chartered Bank	7/22/2020	(60)
USD16,245	ZAR284,000	HSBC Bank	7/22/2020	(79)
USD1,148	GBP927	Bank of New York Mellon	7/23/2020	(1)
USD29,273	EUR26,092	Morgan Stanley	7/23/2020	(57)
USD22,997	PLN91,400	Bank of America	7/23/2020	(107)
AUD3,230	USD2,228	Standard Chartered Bank	7/24/2020	1
USD31	IDR437,760	Morgan Stanley	7/24/2020	— [10]
KRW14,217,900	USD11,720	Standard Chartered Bank	7/27/2020	101
USD31,447	MYR134,700	Standard Chartered Bank	7/27/2020	49
KRW7,493,020	USD6,183	Morgan Stanley	7/27/2020	47
USD3,812	INR291,790	Goldman Sachs	7/27/2020	(42)
CZK762,200	EUR28,604	JPMorgan Chase	8/7/2020	(27)
ZAR25,500	USD1,390	JPMorgan Chase	8/14/2020	72
ZAR13,400	USD768	JPMorgan Chase	8/14/2020	— [10]
ZAR14,015	USD817	Goldman Sachs	8/14/2020	(13)
USD1,008	EUR890	JPMorgan Chase	8/18/2020	7
USD8,415	GBP6,900	Goldman Sachs	8/18/2020	(137)
USD6,042	EUR5,592	JPMorgan Chase	8/18/2020	(248)
USD3,248	NZD5,000	JPMorgan Chase	9/16/2020	22
PLN4,466	EUR1,000	Goldman Sachs	9/16/2020	4
USD2,584	NZD4,000	Bank of New York Mellon	9/16/2020	3
CZK240,156	EUR9,000	Goldman Sachs	9/16/2020	(1)
USD1,286	NZD2,000	Standard Chartered Bank	9/16/2020	(5)
SEK20,869	EUR2,000	Goldman Sachs	9/16/2020	(9)
USD1,362	AUD2,000	Barclays Bank PLC	9/16/2020	(19)
NOK20,464	USD2,200	JPMorgan Chase	9/16/2020	(73)
				$(2,385)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	89,065,000	$(407)	$—	$(407)
1.01%	6-month HUF-BUBOR	2/25/2022		48,200,000	965	—	965
0.965%	6-month HUF-BUBOR	2/26/2022		69,471,000	1,237	—	1,237
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	789	—	789
U.S. EFFR	0.093%	7/2/2025		$4,500	(1)	—	(1)
U.S. EFFR	0.096%	7/2/2025		4,500	(2)	—	(2)
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	1,847	—	1,847
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	1,168	—	1,168
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	12,410,000	(385)	—	(385)
6-month HUF-BUBOR	1.80%	1/22/2030		7,672,000	(1,144)	—	(1,144)

10	Capital World Bond Fund

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	187,000	$(5,731)	$—	$(5,731)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF	10,692,500	(1,714)	—	(1,714)
6-month HUF-BUBOR	1.79%	2/26/2030		10,692,500	(1,542)	—	(1,542)
0.0079%	6-month JPY-LIBOR	4/8/2030		¥5,390,000	(186)	—	(186)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	2,573	—	2,573
						$—	$(2,533)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$228,275	$2,668	$(1,703)	$4,371

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,418,512,000, which represented 10.87% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $238,064,000, which represented 1.82% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Capital World Bond Fund	11

Key to abbreviations and symbols

AUD = Australian dollars

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CNH/CNY = Chinese yuan renminbi

CZK = Czech korunas

DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

12	Capital World Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,919,591)		$13,321,325
Cash		3,430
Cash denominated in currencies other than U.S. dollars (cost: $2,052)		2,041
Unrealized appreciation on open forward currency contracts		15,314
Receivables for:
Sales of investments	$436,266
Sales of fund’s shares	3,845
Dividends and interest	97,337
Variation margin on futures contracts	960
Variation margin on swap contracts	1,295
Other	139	539,842
		13,881,952
Liabilities:
Unrealized depreciation on open forward currency contracts		17,699
Payables for:
Purchases of investments	800,263
Repurchases of fund’s shares	6,007
Investment advisory services	4,682
Services provided by related parties	2,465
Trustees’ deferred compensation	216
Variation margin on futures contracts	728
Variation margin on swap contracts	740
Other	949	816,050
Net assets at June 30, 2020		$13,048,203

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,658,570
Total distributable earnings		389,633
Net assets at June 30, 2020		$13,048,203

See notes to financial statements.

Capital World Bond Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (636,888 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,575,747	272,007		$20.50
Class C	157,332	7,809		20.15
Class T	11	—	*	20.50
Class F-1	182,274	8,913		20.45
Class F-2	1,041,514	50,890		20.47
Class F-3	934,368	45,616		20.49
Class 529-A	296,354	14,415		20.56
Class 529-C	50,109	2,468		20.31
Class 529-E	13,894	680		20.42
Class 529-T	11	1		20.50
Class 529-F-1	40,009	1,959		20.43
Class R-1	6,815	336		20.29
Class R-2	103,303	5,097		20.27
Class R-2E	7,359	360		20.45
Class R-3	133,366	6,516		20.47
Class R-4	87,824	4,287		20.49
Class R-5E	11,030	539		20.47
Class R-5	52,419	2,556		20.51
Class R-6	4,354,464	212,439		20.50

*	Amount less than one thousand.

See notes to financial statements.

14	Capital World Bond Fund

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,240)	$177,107
Dividends	3,136	$180,243
Fees and expenses*:
Investment advisory services	30,051
Distribution services	9,847
Transfer agent services	7,400
Administrative services	2,074
Reports to shareholders	519
Registration statement and prospectus	377
Trustees’ compensation	29
Auditing and legal	37
Custodian	440
Other	184	50,958
Net investment income		129,285

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,197)	52,590
Futures contracts	9,963
Forward currency contracts	44,534
Swap contracts	(20,184)
Currency transactions	(5,846)	81,057
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $550)	57,314
Futures contracts	5,425
Forward currency contracts	3,426
Swap contracts	(946)
Currency translations	(924)	64,295
Net realized gain and unrealized appreciation		145,352

Net increase in net assets resulting from operations		$274,637

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital World Bond Fund	15

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$129,285	$333,152
Net realized gain	81,057	196,964
Net unrealized appreciation	64,295	520,661
Net increase in net assets resulting from operations	274,637	1,050,777

Distributions paid to shareholders	(155,682)	(343,762)

Net capital share transactions	(1,416,901)	474,218

Total (decrease) increase in net assets	(1,297,946)	1,181,233

Net assets:
Beginning of period	14,346,149	13,164,916
End of period	$13,048,203	$14,346,149

*	Unaudited.

See notes to financial statements.

16	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Bond Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	Capital World Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital World Bond Fund	19

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

20	Capital World Bond Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,448,494	$—	$2,448,494
Japanese yen	—	1,295,735	—	1,295,735
Chinese yuan renminbi	—	598,308	—	598,308
British pounds	—	363,381	—	363,381
Canadian dollars	—	281,521	—	281,521
Malaysian ringgits	—	220,661	—	220,661
Mexican pesos	—	192,354	—	192,354
Danish kroner	—	157,401	—	157,401
Russian rubles	—	139,483	—	139,483
Israeli shekels	—	93,289	—	93,289
South African rand	—	80,328	—	80,328
Romanian leu	—	7,299	—	7,299
U.S. dollars	—	6,104,441	214	6,104,655
Other	—	408,889	—	408,889
Convertible bonds & notes	—	23	—	23
Convertible stocks	—	—	311	311
Common stocks	561	—	415	976
Rights & warrants	—	—	101	101
Short-term securities	914,867	13,249	—	928,116
Total	$915,428	$12,404,856	$1,041	$13,321,325

Capital World Bond Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,308	$—	$—	$4,308
Unrealized appreciation on open forward currency contracts	—	15,314	—	15,314
Unrealized appreciation on interest rate swaps	—	8,579	—	8,579
Unrealized appreciation on credit default swaps	—	4,371	—	4,371
Liabilities:
Unrealized depreciation on futures contracts	(4,987)	—	—	(4,987)
Unrealized depreciation on open forward currency contracts	—	(17,699)	—	(17,699)
Unrealized depreciation on interest rate swaps	—	(11,112)	—	(11,112)
Total	$(679)	$(547)	$—	$(1,226)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management

22	Capital World Bond Fund

performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

Capital World Bond Fund	23

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or

24	Capital World Bond Fund

generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital World Bond Fund	25

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has also participated in other transactions, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $913,758, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid

26	Capital World Bond Fund

assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,114,030,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,563,543,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Capital World Bond Fund	27

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,821,172,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

28	Capital World Bond Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $710,059,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,308	Unrealized depreciation*	$4,987
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15,314	Unrealized depreciation on open forward currency contracts	17,699
Swap	Interest	Unrealized appreciation*	8,579	Unrealized depreciation*	11,112
Swap	Credit	Unrealized appreciation*	4,371	Unrealized depreciation*	—
			$32,572		$33,798

Capital World Bond Fund	29

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$9,963	Net unrealized appreciation on futures contracts	$5,425
Forward currency	Currency	Net realized gain on forward currency contracts	44,534	Net unrealized appreciation on forward currency contracts	3,426
Swap	Interest	Net realized loss on swap contracts	(11,303)	Net unrealized depreciation on swap contracts	(521)
Swap	Credit	Net realized loss on swap contracts	(8,881)	Net unrealized depreciation on swap contracts	(425)
			$34,313		$7,905

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

30	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$676	$(441)	$(235)	$—	$—
Bank of New York Mellon	615	(615)	—	—	—
Barclays Bank PLC	976	(676)	—	(300)	—
Citibank	2,922	(2,922)	—	—	—
Goldman Sachs	3,211	(1,454)	—	(1,757)	—
HSBC Bank	256	(256)	—	—	—
JPMorgan Chase	1,478	(1,478)	—	—	—
Morgan Stanley	1,630	(1,630)	—	—	—
Standard Chartered Bank	2,161	(1,692)	(139)	(330)	—
UBS AG	1,389	(1,005)	—	—	384
Total	$15,314	$(12,169)	$(374)	$(2,387)	$384
Liabilities:
Bank of America	$441	$(441)	$—	$—	$—
Bank of New York Mellon	633	(615)	—	—	18
Barclays Bank PLC	676	(676)	—	—	—
Citibank	5,524	(2,922)	(2,268)	—	334
Goldman Sachs	1,454	(1,454)	—	—	—
HSBC Bank	3,021	(256)	(2,765)	—	—
JPMorgan Chase	1,543	(1,478)	(65)	—	—
Morgan Stanley	1,710	(1,630)	(80)	—	—
Standard Chartered Bank	1,692	(1,692)	—	—	—
UBS AG	1,005	(1,005)	—	—	—
Total	$17,699	$(12,169)	$(5,178)	$—	$352

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Capital World Bond Fund	31

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$3,623
Undistributed long-term capital gains	6,687
Late year ordinary loss deferral[1]	(36,207)

[1]	This deferral is considered incurred in the subsequent year.

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$662,616
Gross unrealized depreciation on investments	(274,092)
Net unrealized appreciation on investments	388,524
Cost of investments	12,933,278

32	Capital World Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020[2]						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$54,725		$2,927		$57,652		$116,029		$11,877		$127,906
Class C	1,022		84		1,106		2,528		380		2,908
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,962		100		2,062		4,500		442		4,942
Class F-2	11,877		542		12,419		25,824		1,930		27,754
Class F-3	18,884		490		19,374		53,911		4,684		58,595
Class 529-A	2,862		155		3,017		6,004		628		6,632
Class 529-C	307		27		334		766		118		884
Class 529-E	125		7		132		270		30		300
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	438		21		459		900		84		984
Class R-1	45		4		49		100		16		116
Class R-2	703		55		758		1,588		234		1,822
Class R-2E	59		4		63		108		15		123
Class R-3	1,177		70		1,247		2,544		292		2,836
Class R-4	918		46		964		1,925		187		2,112
Class R-5E	112		6		118		144		16		160
Class R-5	613		27		640		1,688		110		1,798
Class R-6	53,022		2,266		55,288		95,063		8,827		103,890
Total	$148,851		$6,831		$155,682		$313,892		$29,870		$343,762

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2020.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2020, the investment advisory services fee was $30,051,000, which was equivalent to an annualized rate of 0.435% of average daily net assets.

Capital World Bond Fund	33

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also

34	Capital World Bond Fund

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,284	$5,499		$828		Not applicable
Class C	806	163		25		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	248	197		30		Not applicable
Class F-2	Not applicable	584		149		Not applicable
Class F-3	Not applicable	192		291		Not applicable
Class 529-A	340	272		44		$91
Class 529-C	250	49		8		16
Class 529-E	33	5		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	37		6		12
Class R-1	35	6		1		Not applicable
Class R-2	388	192		15		Not applicable
Class R-2E	21	8		1		Not applicable
Class R-3	332	111		20		Not applicable
Class R-4	110	48		13		Not applicable
Class R-5E	Not applicable	8		1		Not applicable
Class R-5	Not applicable	15		8		Not applicable
Class R-6	Not applicable	14		632		Not applicable
Total class-specific expenses	$9,847	$7,400		$2,074		$123

*	Amount less than one thousand.

Capital World Bond Fund	35

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $29,000 in the fund’s statement of operations reflects $33,000 in current fees (either paid in cash or deferred) and a net decrease of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $37,896,000 and $42,775,000, respectively, which generated $2,053,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

36	Capital World Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$272,243	13,469	$56,991		2,906		$(482,347)	(24,154)	$(153,113)	(7,779)
Class C	8,719	440	1,098		57		(31,974)	(1,620)	(22,157)	(1,123)
Class T	—	—	—		—		—	—	—	—
Class F-1	20,430	1,014	2,017		103		(51,143)	(2,552)	(28,696)	(1,435)
Class F-2	266,521	13,223	12,152		621		(179,687)	(9,037)	98,986	4,807
Class F-3	273,798	13,556	19,006		989		(1,604,011)	(79,887)	(1,311,207)	(65,342)
Class 529-A	18,858	930	3,015		153		(28,197)	(1,400)	(6,324)	(317)
Class 529-C	3,323	166	333		18		(9,385)	(471)	(5,729)	(287)
Class 529-E	953	47	133		7		(1,502)	(76)	(416)	(22)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,959	197	460		23		(4,866)	(241)	(447)	(21)
Class R-1	610	30	49		3		(1,157)	(58)	(498)	(25)
Class R-2	12,920	648	757		39		(20,724)	(1,048)	(7,047)	(361)
Class R-2E	1,792	89	63		3		(1,672)	(84)	183	8
Class R-3	17,860	889	1,242		63		(25,343)	(1,270)	(6,241)	(318)
Class R-4	16,938	843	963		49		(19,309)	(969)	(1,408)	(77)
Class R-5E	4,669	234	117		6		(1,667)	(84)	3,119	156
Class R-5	6,625	329	640		33		(7,354)	(368)	(89)	(6)
Class R-6	460,740	22,668	55,288		2,822		(491,845)	(24,968)	24,183	522
Total net increase (decrease)	$1,390,958	68,772	$154,324		7,895		$(2,962,183)	(148,287)	$(1,416,901)	(71,620)

See next page for footnotes.

Capital World Bond Fund	37

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$579,023	28,965	$126,446		6,285		$(822,413)	(41,185)	$(116,944)	(5,935)
Class C	19,661	1,002	2,884		146		(64,973)	(3,314)	(42,428)	(2,166)
Class T	—	—	—		—		—	—	—	—
Class F-1	38,903	1,954	4,842		242		(84,085)	(4,229)	(40,340)	(2,033)
Class F-2	356,498	17,910	27,246		1,358		(737,878)	(36,501)	(354,134)	(17,233)
Class F-3	487,865	24,423	57,536		2,862		(443,245)	(22,231)	102,156	5,054
Class 529-A	42,049	2,099	6,629		329		(57,179)	(2,848)	(8,501)	(420)
Class 529-C	7,507	381	884		44		(23,725)	(1,200)	(15,334)	(775)
Class 529-E	1,885	94	299		15		(3,501)	(176)	(1,317)	(67)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,712	387	984		49		(8,846)	(443)	(150)	(7)
Class R-1	1,611	81	115		5		(2,391)	(121)	(665)	(35)
Class R-2	22,261	1,130	1,822		91		(33,610)	(1,706)	(9,527)	(485)
Class R-2E	2,666	134	123		6		(969)	(49)	1,820	91
Class R-3	31,834	1,600	2,832		141		(35,166)	(1,762)	(500)	(21)
Class R-4	18,762	939	2,111		105		(28,276)	(1,419)	(7,403)	(375)
Class R-5E	5,602	282	159		8		(1,571)	(79)	4,190	211
Class R-5	15,292	768	1,798		89		(45,527)	(2,257)	(28,437)	(1,400)
Class R-6	1,023,439	51,203	103,889		5,164		(135,596)	(6,764)	991,732	49,603
Total net increase (decrease)	$2,662,570	133,352	$340,599		16,939		$(2,528,951)	(126,284)	$474,218	24,007

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

38	Capital World Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,542,979,000 and $9,676,551,000, respectively, during the six months ended June 30, 2020.

Capital World Bond Fund	39

Financial Highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$20.26	$.17	$.28	$.45
12/31/2019	19.25	.44	1.03	1.47
12/31/2018	19.97	.44	(.74)	(.30)
12/31/2017	18.96	.42	.95	1.37
12/31/2016[5,9]	20.51	.10	(1.42)	(1.32)
9/30/2016	19.21	.38	1.15	1.53
9/30/2015	20.49	.39	(1.20)	(.81)
Class C:
6/30/2020[5,6]	19.91	.09	.29	.38
12/31/2019	18.92	.29	1.01	1.30
12/31/2018	19.63	.28	(.73)	(.45)
12/31/2017	18.64	.26	.93	1.19
12/31/2016[5,9]	20.13	.06	(1.40)	(1.34)
9/30/2016	18.88	.22	1.12	1.34
9/30/2015	20.18	.23	(1.19)	(.96)
Class T:
6/30/2020[5,6]	20.26	.19	.29	.48
12/31/2019	19.25	.49	1.03	1.52
12/31/2018	19.97	.49	(.75)	(.26)
12/31/2017[5,12]	19.32	.35	.60	.95
Class F-1:
6/30/2020[5,6]	20.21	.17	.28	.45
12/31/2019	19.20	.45	1.02	1.47
12/31/2018	19.92	.44	(.74)	(.30)
12/31/2017	18.92	.43	.94	1.37
12/31/2016[5,9]	20.46	.10	(1.41)	(1.31)
9/30/2016	19.09	.38	1.13	1.51
9/30/2015	20.37	.40	(1.21)	(.81)
Class F-2:
6/30/2020[5,6]	20.23	.20	.29	.49
12/31/2019	19.22	.51	1.02	1.53
12/31/2018	19.94	.51	(.75)	(.24)
12/31/2017	18.93	.47	.95	1.42
12/31/2016[5,9]	20.49	.12	(1.42)	(1.30)
9/30/2016	19.20	.44	1.14	1.58
9/30/2015	20.48	.45	(1.21)	(.76)
Class F-3:
6/30/2020[5,6]	20.24	.21	.29	.50
12/31/2019	19.23	.53	1.03	1.56
12/31/2018	19.95	.52	(.75)	(.23)
12/31/2017[5,13]	19.08	.48	.83	1.31

40	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.20)	$(.01)	$—	$(.21)	$20.50	2.27%[7]	$5,576		.95%[8]		.95%[8]		1.66%[8]
(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[7]	5,824		.24	[7]	.24	[7]	.52	[7]
(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393		.93		.93		1.99

(.13)	(.01)	—	(.14)	20.15	1.93 [7]	157		1.67	[8]	1.67	[8]	.94	[8]
(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[7]	337		.44	[7]	.44	[7]	.32	[7]
(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
(.06)	(.28)	—	(.34)	18.88	(4.80)	431		1.73		1.73		1.19

(.23)	(.01)	—	(.24)	20.50	2.41 [7,10]	—	[11]	.68	[8,10]	.68	[8,10]	1.88	[8,10]
(.44)	(.07)	—	(.51)	20.26	7.93 [10]	—	[11]	.69	[10]	.69	[10]	2.44	[10]
(.46)	—	—	(.46)	19.25	(1.32)[10]	—	[11]	.72	[10]	.72	[10]	2.48	[10]
(.12)	—	(.18)	(.30)	19.97	4.95 [7,10]	—	[11]	.73	[8,10]	.73	[8,10]	2.37	[8,10]

(.20)	(.01)	—	(.21)	20.45	2.28 [7]	182		.93	[8]	.93	[8]	1.67	[8]
(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[7]	322		.22	[7]	.22	[7]	.53	[7]
(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106		.91		.91		2.03

(.24)	(.01)	—	(.25)	20.47	2.46 [7]	1,042		.60	[8]	.60	[8]	2.00	[8]
(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[7]	1,933		.16	[7]	.16	[7]	.60	[7]
(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
(.24)	(.28)	—	(.52)	19.20	(3.77)	811		.65		.65		2.28

(.24)	(.01)	—	(.25)	20.49	2.55 [7]	934		.51	[8]	.51	[8]	2.11	[8]
(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770		.55	[8]	.55	[8]	2.58	[8]

See end of table for footnotes.

Capital World Bond Fund	41

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$20.32	$.16	$.29	$.45
12/31/2019	19.30	.44	1.03	1.47
12/31/2018	20.02	.43	(.75)	(.32)
12/31/2017	19.01	.41	.95	1.36
12/31/2016[5,9]	20.57	.10	(1.44)	(1.34)
9/30/2016	19.26	.37	1.15	1.52
9/30/2015	20.54	.38	(1.21)	(.83)
Class 529-C:
6/30/2020[5,6]	20.07	.09	.28	.37
12/31/2019	19.07	.28	1.02	1.30
12/31/2018	19.78	.28	(.74)	(.46)
12/31/2017	18.77	.25	.94	1.19
12/31/2016[5,9]	20.27	.06	(1.41)	(1.35)
9/30/2016	19.00	.21	1.14	1.35
9/30/2015	20.32	.22	(1.20)	(.98)
Class 529-E:
6/30/2020[5,6]	20.18	.15	.28	.43
12/31/2019	19.18	.40	1.02	1.42
12/31/2018	19.90	.39	(.74)	(.35)
12/31/2017	18.89	.37	.95	1.32
12/31/2016[5,9]	20.43	.09	(1.42)	(1.33)
9/30/2016	19.14	.33	1.14	1.47
9/30/2015	20.41	.34	(1.20)	(.86)
Class 529-T:
6/30/2020[5,6]	20.26	.18	.29	.47
12/31/2019	19.25	.48	1.03	1.51
12/31/2018	19.97	.48	(.75)	(.27)
12/31/2017[5,12]	19.32	.34	.61	.95
Class 529-F-1:
6/30/2020[5,6]	20.19	.19	.28	.47
12/31/2019	19.18	.48	1.03	1.51
12/31/2018	19.90	.47	(.74)	(.27)
12/31/2017	18.90	.45	.94	1.39
12/31/2016[5,9]	20.46	.11	(1.42)	(1.31)
9/30/2016	19.16	.41	1.15	1.56
9/30/2015	20.44	.42	(1.20)	(.78)
Class R-1:
6/30/2020[5,6]	20.05	.09	.29	.38
12/31/2019	19.05	.30	1.02	1.32
12/31/2018	19.77	.29	(.74)	(.45)
12/31/2017	18.77	.27	.94	1.21
12/31/2016[5,9]	20.27	.07	(1.41)	(1.34)
9/30/2016	19.01	.23	1.13	1.36
9/30/2015	20.31	.25	(1.20)	(.95)

42	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.20)	$(.01)	$—	$(.21)	$20.56	2.26%[7]	$296		.97%[8]		.97%[8]		1.64%[8]
(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[7]	289		.26	[7]	.26	[7]	.50	[7]
(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91

(.12)	(.01)	—	(.13)	20.31	1.89 [7]	50		1.72	[8]	1.72	[8]	.89	[8]
(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[7]	109		.45	[7]	.45	[7]	.31	[7]
(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14

(.18)	(.01)	—	(.19)	20.42	2.20 [7]	14		1.11	[8]	1.11	[8]	1.50	[8]
(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[7]	15		.30	[7]	.30	[7]	.46	[7]
(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72

(.22)	(.01)	—	(.23)	20.50	2.38 [7,10]	—	[11]	.74	[8,10]	.74	[8,10]	1.84	[8,10]
(.43)	(.07)	—	(.50)	20.26	7.87 [10]	—	[11]	.76	[10]	.76	[10]	2.40	[10]
(.45)	—	—	(.45)	19.25	(1.36)[10]	—	[11]	.76	[10]	.76	[10]	2.43	[10]
(.12)	—	(.18)	(.30)	19.97	4.91 [7,10]	—	[11]	.78	[8,10]	.78	[8,10]	2.33	[8,10]

(.22)	(.01)	—	(.23)	20.43	2.40 [7]	40		.73	[8]	.73	[8]	1.87	[8]
(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[7]	35		.20	[7]	.20	[7]	.56	[7]
(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
(.22)	(.28)	—	(.50)	19.16	(3.92)	42		.79		.79		2.14

(.13)	(.01)	—	(.14)	20.29	1.93 [7]	7		1.66	[8]	1.66	[8]	.95	[8]
(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[7]	11		.42	[7]	.42	[7]	.34	[7]
(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20
(.07)	(.28)	—	(.35)	19.01	(4.74)	14		1.66		1.66		1.26

See end of table for footnotes.

Capital World Bond Fund	43

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$20.03	$.10	$.29	$.39
12/31/2019	19.04	.30	1.02	1.32
12/31/2018	19.75	.30	(.73)	(.43)
12/31/2017	18.76	.28	.94	1.22
12/31/2016[5,9]	20.27	.07	(1.42)	(1.35)
9/30/2016	19.00	.23	1.14	1.37
9/30/2015	20.30	.24	(1.20)	(.96)
Class R-2E:
6/30/2020[5,6]	20.21	.13	.28	.41
12/31/2019	19.20	.36	1.04	1.40
12/31/2018	19.93	.36	(.76)	(.40)
12/31/2017	18.93	.34	.95	1.29
12/31/2016[5,9]	20.47	.08	(1.42)	(1.34)
9/30/2016	19.20	.30	1.18	1.48
9/30/2015	20.50	.42	(1.21)	(.79)
Class R-3:
6/30/2020[5,6]	20.23	.15	.28	.43
12/31/2019	19.22	.40	1.03	1.43
12/31/2018	19.94	.39	(.74)	(.35)
12/31/2017	18.93	.37	.95	1.32
12/31/2016[5,9]	20.47	.09	(1.42)	(1.33)
9/30/2016	19.17	.32	1.15	1.47
9/30/2015	20.45	.34	(1.21)	(.87)
Class R-4:
6/30/2020[5,6]	20.25	.18	.28	.46
12/31/2019	19.23	.46	1.04	1.50
12/31/2018	19.95	.45	(.74)	(.29)
12/31/2017	18.95	.43	.94	1.37
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)
9/30/2016	19.21	.39	1.14	1.53
9/30/2015	20.48	.40	(1.20)	(.80)
Class R-5E:
6/30/2020[5,6]	20.23	.20	.28	.48
12/31/2019	19.22	.50	1.03	1.53
12/31/2018	19.94	.50	(.75)	(.25)
12/31/2017	18.94	.46	.94	1.40
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)
9/30/2016[5,14]	19.02	.36	1.37	1.73
Class R-5:
6/30/2020[5,6]	20.27	.21	.28	.49
12/31/2019	19.26	.52	1.03	1.55
12/31/2018	19.98	.51	(.74)	(.23)
12/31/2017	18.97	.49	.95	1.44
12/31/2016[5,9]	20.54	.12	(1.42)	(1.30)
9/30/2016	19.24	.45	1.15	1.60
9/30/2015	20.52	.47	(1.22)	(.75)

44	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.14)	$(.01)	$—	$(.15)	$20.27	1.96%[7]	$103		1.61%[8]		1.61%[8]		1.00%[8]
(.26)	(.07)	—	(.33)	20.03	6.93	109		1.62		1.62		1.54
(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[7]	133		.42	[7]	.42	[7]	.34	[7]
(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
(.06)	(.28)	—	(.34)	19.00	(4.78)	149		1.70		1.70		1.23

(.16)	(.01)	—	(.17)	20.45	2.09 [7]	7		1.32	[8]	1.32	[8]	1.29	[8]
(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[7]	2		.34	[7]	.34	[7]	.42	[7]
(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
(.23)	(.28)	—	(.51)	19.20	(3.94)[10]	—	[11]	.78	[10]	.78	[10]	2.13	[10]

(.18)	(.01)	—	(.19)	20.47	2.17 [7]	133		1.15	[8]	1.15	[8]	1.45	[8]
(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[7]	140		.29	[7]	.29	[7]	.47	[7]
(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71

(.21)	(.01)	—	(.22)	20.49	2.33 [7]	88		.85	[8]	.85	[8]	1.76	[8]
(.41)	(.07)	—	(.48)	20.25	7.81	89		.86		.86		2.30
(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[7]	107		.22	[7]	.22	[7]	.54	[7]
(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
(.19)	(.28)	—	(.47)	19.21	(3.96)	100		.88		.88		2.05

(.23)	(.01)	—	(.24)	20.47	2.44 [7]	11		.65	[8]	.65	[8]	1.96	[8]
(.45)	(.07)	—	(.52)	20.23	7.98	8		.66		.66		2.48
(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
(.16)	—	(.24)	(.40)	19.94	7.41	—	[11]	.74		.72		2.33
(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[7]	—	[11]	.19	[7]	.19	[7]	.56	[7]
(.25)	—	—	(.25)	20.50	9.21 [7]	—	[11]	.72	[8]	.72	[8]	2.12	[8]

(.24)	(.01)	—	(.25)	20.51	2.48 [7]	53		.55	[8]	.55	[8]	2.06	[8]
(.47)	(.07)	—	(.54)	20.27	8.06	52		.56		.56		2.61
(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[7]	76		.14	[7]	.14	[7]	.62	[7]
(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
(.25)	(.28)	—	(.53)	19.24	(3.71)	152		.58		.58		2.35

See end of table for footnotes.

Capital World Bond Fund	45

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$20.26	$.21	$.29	$.50
12/31/2019	19.25	.53	1.03	1.56
12/31/2018	19.97	.52	(.74)	(.22)
12/31/2017	18.96	.50	.95	1.45
12/31/2016[5,9]	20.54	.12	(1.43)	(1.31)
9/30/2016	19.24	.46	1.15	1.61
9/30/2015	20.52	.48	(1.22)	(.74)

Portfolio turnover rate for all	Six months ended June 30,	Year ended December 31,			Three months ended December 31,	Year ended September 30,
share classes[15,16]	2020[5,6,7]	2019	2018	2017	2016[5,7,9]	2016	2015
Excluding mortgage dollar roll transactions	64%	120%	99%	95%	15%	91%	106%
Including mortgage dollar roll transactions	82%	163%	128%	111%	19%	138%	185%

See notes to financial statements.

46	Capital World Bond Fund

Dividends, distributions and return of capital							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.25)	$(.01)	$—	$(.26)	$20.50	2.52%[7]	$4,355	.49%[8]		.49%[8]		2.12%[8]
(.48)	(.07)	—	(.55)	20.26	8.14	4,294	.50		.50		2.65
(.50)	—	—	(.50)	19.25	(1.11)	3,124	.52		.52		2.67
(.17)	—	(.27)	(.44)	19.97	7.72	2,562	.54		.54		2.56
(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[7]	2,602	.14	[7]	.14	[7]	.62	[7]
(.31)	—	—	(.31)	20.54	8.51	2,483	.53		.53		2.35
(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783	.53		.53		2.42

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	In 2016, the fund changed its fiscal year-end from September to December.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	47

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

48	Capital World Bond Fund

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,022.75	$4.78	.95%
Class A – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class C – actual return	1,000.00	1,019.27	8.38	1.67
Class C – assumed 5% return	1,000.00	1,016.56	8.37	1.67
Class T – actual return	1,000.00	1,024.14	3.42	.68
Class T – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class F-1 – actual return	1,000.00	1,022.85	4.68	.93
Class F-1 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class F-2 – actual return	1,000.00	1,024.65	3.02	.60
Class F-2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class F-3 – actual return	1,000.00	1,025.50	2.57	.51
Class F-3 – assumed 5% return	1,000.00	1,022.33	2.56	.51
Class 529-A – actual return	1,000.00	1,022.59	4.88	.97
Class 529-A – assumed 5% return	1,000.00	1,020.04	4.87	.97
Class 529-C – actual return	1,000.00	1,018.85	8.63	1.72
Class 529-C – assumed 5% return	1,000.00	1,016.31	8.62	1.72
Class 529-E – actual return	1,000.00	1,022.00	5.58	1.11
Class 529-E – assumed 5% return	1,000.00	1,019.34	5.57	1.11
Class 529-T – actual return	1,000.00	1,023.83	3.72	.74
Class 529-T – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 529-F-1 – actual return	1,000.00	1,023.95	3.67	.73
Class 529-F-1 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class R-1 – actual return	1,000.00	1,019.31	8.33	1.66
Class R-1 – assumed 5% return	1,000.00	1,016.61	8.32	1.66
Class R-2 – actual return	1,000.00	1,019.60	8.08	1.61
Class R-2 – assumed 5% return	1,000.00	1,016.86	8.07	1.61
Class R-2E – actual return	1,000.00	1,020.95	6.63	1.32
Class R-2E – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-3 – actual return	1,000.00	1,021.70	5.78	1.15
Class R-3 – assumed 5% return	1,000.00	1,019.14	5.77	1.15
Class R-4 – actual return	1,000.00	1,023.31	4.28	.85
Class R-4 – assumed 5% return	1,000.00	1,020.64	4.27	.85
Class R-5E – actual return	1,000.00	1,024.40	3.27	.65
Class R-5E – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 – actual return	1,000.00	1,024.84	2.77	.55
Class R-5 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class R-6 – actual return	1,000.00	1,025.18	2.47	.49
Class R-6 – assumed 5% return	1,000.00	1,022.43	2.46	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Capital World Bond Fund	49

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

50	Capital World Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates

Capital World Bond Fund	51

in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

52	Capital World Bond Fund

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Capital World Bond Fund	59

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 94.97% Euros 18.76%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,663
Allianz SE 0.25% 2023	1,900	2,156
Allianz SE 1.375% 2031	1,900	2,345
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)1	800	990
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	13,900	17,187
Altria Group, Inc. 1.00% 2023	5,445	6,177
Altria Group, Inc. 1.70% 2025	8,550	9,886
Altria Group, Inc. 2.20% 2027	33,268	39,388
American Honda Finance Corp. 1.60% 2022	3,830	4,393
American Honda Finance Corp. 1.95% 2024	3,110	3,688
Anglo American Capital PLC 1.625% 2026	3,900	4,358
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,764
AT&T Inc. 1.60% 2028	2,290	2,639
AT&T Inc. 2.05% 2032	6,250	7,322
Bank of Communications Co., Ltd. 3.625% 2026 (5 year EUR-EURIBOR + 3.00% on 10/3/2021)1	1,520	1,730
Bayer Capital Corp. BV 1.50% 2026	5,400	6,389
Bayer Capital Corp. BV 2.125% 2029	2,000	2,506
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	6,809
Belgium (Kingdom of) 0% 2027	62,415	71,667
Belgium (Kingdom of) 0.80% 2027	51,660	62,688
Belgium (Kingdom of) 1.70% 2050	40	58
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	15,455
Belgium (Kingdom of), Series 85, 0.80% 2028	26,055	31,831
Belgium (Kingdom of), Series 89, 0.10% 2030	150	173
BMW Finance NV 0.50% 2022	3,000	3,395
BMW Finance NV 1.125% 2026	1,620	1,897
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,741
Buzzi Unicem SpA 2.125% 2023	2,000	2,332
CaixaBank, SA 1.375% 2026	13,100	14,707
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)1	8,100	9,300
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)1	17,400	19,280
Chubb Ltd. 1.55% 2028	3,540	4,198
Cloverie PLC 1.75% 2024	7,100	8,491
Comcast Corp. 0.25% 2027	6,700	7,400
Comcast Corp. 1.25% 2040	1,300	1,418
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,147
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	4,842
Crédit Agricole SA 0.50% 2024	1,200	1,347
CRH Finance DAC 3.125% 2023	1,100	1,329
Danske Bank AS 2.75% 2026 (5-year EUR Mid-Swap + 1.52% on 5/19/2021)1	3,520	3,983
DH Europe Finance II SARL 0.45% 2028	2,550	2,803
Dow Chemical Co. 0.50% 2027	1,170	1,246
Dow Chemical Co. 1.125% 2032	640	659
Dow Chemical Co. 1.875% 2040	1,000	1,041
Egypt (Arab Republic of) 5.625% 2030	3,720	3,787
Egypt (Arab Republic of) 6.375% 2031	600	626
Emerson Electric Co. 1.25% 2025	1,500	1,777

Capital World Bond Fund — Page 1 of 37

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Emerson Electric Co. 2.00% 2029	€1,500	$1,891
Enel Finance International SA 1.00% 2024	4,000	4,643
Estonia (Republic of) 0.125% 2030	6,570	7,426
European Financial Stability Facility 0.40% 2025	26,000	30,458
Fidelity National Information Services, Inc. 1.00% 2028	2,525	2,810
Fiserv, Inc. 1.125% 2027	3,760	4,279
Fiserv, Inc. 1.625% 2030	10,800	12,548
French Republic O.A.T. 1.00% 2027	740	912
French Republic O.A.T. 1.25% 2034	10,090	13,185
French Republic O.A.T. 0.50% 2040	9,350	10,830
French Republic O.A.T. 2.00% 2048	870	1,354
French Republic O.A.T. 0.75% 2052	4,720	5,530
French Republic O.A.T. 1.75% 2066	1,490	2,389
General Motors Financial Co. 0.20% 20222	1,360	1,470
Germany (Federal Republic of) 0.10% 20263	18,619	22,372
Germany (Federal Republic of) 0% 2030	11,290	13,308
Germany (Federal Republic of) 0.50% 20303	24,522	32,310
Germany (Federal Republic of) 0% 2050	14,390	16,225
Greece (Hellenic Republic of) 4.375% 2022	14,630	17,823
Greece (Hellenic Republic of) 3.45% 2024	47,065	58,705
Greece (Hellenic Republic of) 3.375% 2025	63,775	80,627
Greece (Hellenic Republic of) 2.00% 2027	53,185	64,016
Greece (Hellenic Republic of) 3.75% 2028	36,040	48,555
Greece (Hellenic Republic of) 3.875% 2029	50,521	69,566
Greece (Hellenic Republic of) 1.50% 2030	64,940	75,009
Groupe BPCE SA 0.875% 2024	700	795
Groupe BPCE SA 1.00% 2025	15,700	17,898
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)1	1,100	1,287
Hannover Rück SE 1.125% 2028	4,200	5,064
HeidelbergCement AG 3.25% 2021	1,200	1,394
HeidelbergCement AG 1.50% 2025	2,000	2,292
Honeywell International Inc. 0.75% 2032	2,930	3,230
Hungary 1.625% 2032	7,720	8,724
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)1	1,600	1,799
Indonesia (Republic of) 0.90% 2027	1,980	2,119
Ireland (Republic of) 0.90% 2028	280	342
Ireland (Republic of) 0.20% 2030	3,430	3,937
Israel (State of) 1.50% 2027	4,275	5,131
Israel (State of) 1.50% 2029	3,875	4,670
Italy (Republic of) 1.00% 2022	25,220	28,866
Italy (Republic of) 0.05% 2023	31,700	35,502
Italy (Republic of) 0.10% 20233	122,433	140,423
Italy (Republic of) 1.85% 2025	41,380	49,076
Italy (Republic of) 0.85% 2027	45,590	51,048
Italy (Republic of) 2.80% 2028	132,174	168,736
Italy (Republic of) 3.00% 2029	615	800
Italy (Republic of) 1.35% 2030	1,360	1,547
Italy (Republic of) 1.65% 2030	26,064	30,233
Italy (Republic of) 1.45% 2036	4,540	4,951
Italy (Republic of) 3.85% 2049	1,440	2,188
Lithuania (Republic of) 0.75% 2030	8,470	10,132
Lloyds Banking Group PLC 1.75% 20281	12,400	13,909
LYB International Finance BV 1.625% 2031	500	539
LYB International Finance II BV 0.875% 2026	1,000	1,079

Capital World Bond Fund — Page 2 of 37

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 1.349% 2026	€1,890	$2,225
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,241
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,159
Metropolitan Life Global Funding I 0.875% 20222	1,000	1,139
Morocco (Kingdom of) 3.50% 2024	7,730	9,516
Morocco (Kingdom of) 1.50% 2031	26,720	28,044
Morocco (Kingdom of) 1.50% 2031	11,250	11,808
Netherlands Government Eurobond 0.50% 2040	2,060	2,564
Orange SA 2.00% 2029	3,500	4,400
Petróleos Mexicanos 3.125% 2020	3,710	4,136
Petróleos Mexicanos 2.50% 2021	1,000	1,091
Philip Morris International Inc. 2.875% 2026	3,500	4,383
Philip Morris International Inc. 0.80% 2031	7,210	7,713
Philippines (Republic of) 0.70% 2029	5,480	5,857
Portuguese Republic 2.875% 2026	3,290	4,345
Portuguese Republic 0.70% 2027	13,850	16,145
Portuguese Republic 1.95% 2029	1,490	1,907
Portuguese Republic 0.475% 2030	9,770	10,984
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)1	14,650	16,648
Raytheon Technologies Corp. 2.15% 2030	3,400	4,211
Romania 2.75% 2026	1,000	1,172
Romania 2.875% 2029	3,280	3,821
Romania 3.624% 2030	61,514	74,749
Romania 2.00% 2032	14,990	15,769
Romania 3.50% 2034	5,050	5,950
Romania 3.875% 2035	14,800	17,989
Romania 3.375% 2038	20,670	23,724
Romania 4.125% 2039	6,350	7,891
Romania 4.625% 2049	51,595	66,536
Russian Federation 2.875% 2025	15,600	19,346
Russian Federation 2.875% 2025	8,200	10,169
Serbia (Republic of) 3.125% 2027	86,983	102,494
Serbia (Republic of) 1.50% 2029	18,583	19,619
Spain (Kingdom of) 0.80% 2027	31,400	36,890
Spain (Kingdom of) 1.40% 2028	6,695	8,229
Spain (Kingdom of) 1.45% 2029	11,345	14,008
Spain (Kingdom of) 0.50% 2030	3,030	3,438
Spain (Kingdom of) 1.25% 2030	32,889	39,868
Spain (Kingdom of) 2.70% 2048	8,930	13,561
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,511
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,528
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,352
State Grid Overseas Investment Ltd. 2.125% 2030	800	972
Stryker Corp. 0.25% 2024	5,290	5,885
Stryker Corp. 0.75% 2029	5,230	5,795
Stryker Corp. 1.00% 2031	2,410	2,681
Sweden (Kingdom of) 0.125% 2023	3,000	3,429
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	3,657
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	21,540	24,178
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	3,543	4,025
Takeda Pharmaceutical Company, Ltd. 2.00% 2040	3,709	4,173
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	1,661
Toronto-Dominion Bank 0.375% 2024	1,550	1,749
TOTAL SA, junior subordinated, 1.75% (5 year EUR-EURIBOR + 1.765% on 4/4/2024)1	15,610	17,341
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,138

Capital World Bond Fund — Page 3 of 37

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 6.75% 2023	€7,245	$7,750
Tunisia (Republic of) 6.75% 2023	2,075	2,220
Tunisia (Republic of) 5.625% 2024	4,125	4,276
Tunisia (Republic of) 6.375% 2026	21,450	21,749
Ukraine 6.75% 2026	18,930	21,677
Ukraine 6.75% 2026	6,625	7,586
Ukraine 4.375% 2030	15,050	14,577
UniCredit SpA 5.75% 20251	8,910	10,139
UniCredit SpA 4.875% 20291	7,750	9,020
Veolia Environnement 1.59% 2028	1,900	2,308
Volkswagen Financial Services AG 1.375% 2023	5,480	6,203
Volkswagen Leasing GMBH 0.50% 2022	760	845
Wellcome Trust Ltd. 1.125% 2027	3,000	3,483
Westlake Chemical Corp. 1.625% 2029	1,750	1,887
		2,448,494
Japanese yen 9.93%
Bank of China/Tokyo 0.42% 2021	¥700,000	6,491
Export-Import Bank of India 0.59% 2022	2,300,000	21,194
Goldman Sachs Group, Inc. 1.00% 20212	313,000	2,923
Goldman Sachs Group, Inc. 2.00% 20222	130,000	1,240
Goldman Sachs Group, Inc. 2.00% 20222	110,000	1,048
Goldman Sachs Group, Inc. 2.80% 20222	100,000	961
Goldman Sachs Group, Inc. 2.84% 20222	120,000	1,155
Goldman Sachs Group, Inc. 2.86% 20222	100,000	966
Goldman Sachs Group, Inc. 2.86% 20222	100,000	962
HSBC Holdings PLC 0.45% 2021	200,000	1,854
Hungary Government International Bond, Series 6, 0.37% 2021	200,000	1,852
Indonesia (Republic of) 0.67% 2021	800,000	7,381
Indonesia (Republic of) 0.54% 2022	800,000	7,328
Indonesia (Republic of) 0.92% 2023	100,000	916
Japan, Series 128, 0.10% 2021	5,233,800	48,601
Japan, Series 17, 0.10% 20233	2,916,220	27,008
Japan, Series 19, 0.10% 20243	8,875,160	81,975
Japan, Series 18, 0.10% 20243	4,253,354	39,443
Japan, Series 20, 0.10% 20253	3,386,610	31,202
Japan, Series 341, 0.30% 2025	1,567,450	14,838
Japan, Series 21, 0.10% 20263	3,083,196	28,420
Japan, Series 346, 0.10% 2027	18,787,400	176,385
Japan, Series 23, 0.10% 20283	22,942,176	211,797
Japan, Series 24, 0.10% 20293	9,528,326	88,272
Japan, Series 356, 0.10% 2029	7,264,000	67,900
Japan, Series 145, 1.70% 2033	8,945,000	99,045
Japan, Series 152, 1.20% 2035	10,949,000	115,366
Japan, Series 161, 0.60% 2037	3,403,700	32,933
Japan, Series 42, 1.70% 2044	6,423,050	75,625
Japan, Series 53, 0.60% 2046	971,800	9,145
KT Corp. 0.30% 2020	4,100,000	37,946
KT Corp. 0.31% 2020	800,000	7,409
KT Corp. 0.38% 2021	200,000	1,848
KT Corp. 0.22% 2022	300,000	2,751
Philippines (Republic of) 0.38% 2021	800,000	7,386
PT Perusahaan Listrik Negara 0.43% 2022	200,000	1,830
Tunisia (Republic of) 3.28% 2027	700,000	4,686
United Mexican States 0.70% 2021	2,400,000	22,178

Capital World Bond Fund — Page 4 of 37

unaudited

Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
United Mexican States 0.62% 2022	¥200,000	$1,834
United Mexican States 0.60% 2023	400,000	3,641
		1,295,735
Chinese yuan renminbi 4.59%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY280,900	40,380
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	10,847
China (People’s Republic of), Series 1906, 3.29% 2029	245,300	35,674
China (People’s Republic of), Series 1910, 3.86% 2049	1,605,910	237,222
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	29,660
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	6,984
China Development Bank Corp., Series 2004, 3.43% 2027	310,070	44,215
China Development Bank Corp., Series 1715, 4.24% 2027	520,190	77,758
China Development Bank Corp., Series 1805, 4.04% 2028	198,500	29,371
China Development Bank Corp., Series 1905, 3.48% 2029	607,200	86,197
		598,308
British pounds 2.78%
Comcast Corp. 1.50% 2029	£600	763
Comcast Corp. 1.875% 2036	400	515
Credit Suisse Group AG 2.125% 20251	6,500	8,222
Electricité de France SA 6.00% 2114	700	1,476
Fiserv, Inc. 2.25% 2025	150	195
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)1	8,000	10,534
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)1	840	1,208
Lloyds Banking Group PLC 7.625% 2025	450	691
National Grid Transco PLC 1.375% 2026	290	370
National Grid Transco PLC 4.00% 2027	2,460	3,634
Nestlé Finance International Ltd. 2.25% 2023	400	528
United Kingdom 0.50% 2022	520	652
United Kingdom 1.75% 2022	19,400	25,008
United Kingdom 2.25% 2023	4,650	6,189
United Kingdom 4.25% 2027	9,590	15,620
United Kingdom 1.625% 2028	3,140	4,400
United Kingdom 0.875% 2029	11,450	15,181
United Kingdom 0.375% 2030	48,760	61,435
United Kingdom 4.75% 2030	32,625	59,583
United Kingdom 4.25% 2032	18,061	32,801
United Kingdom 1.75% 2037	14,070	20,904
United Kingdom 3.25% 2044	16,550	32,201
United Kingdom 3.50% 2045	17,200	35,144
United Kingdom 1.50% 2047	6,460	9,722
United Kingdom 0.625% 2050	2,880	3,559
United Kingdom 1.625% 2054	2,230	3,631
United Kingdom 0.50% 2061	1,500	1,825
United Kingdom 2.50% 2065	172	379
United Kingdom 1.625% 2071	1,760	3,308
Vodafone Group PLC 5.625% 2025	540	830
Volkswagen Group of America Finance, LLC 3.375% 2026	700	930
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,943
		363,381

Capital World Bond Fund — Page 5 of 37

unaudited

Bonds, notes & other debt instruments (continued) Canadian dollars 2.16%	Principal amount (000)	Value (000)
Canada 0.75% 2021	C$7,000	$5,175
Canada 1.00% 2022	16,200	12,113
Canada 2.25% 2025	125,860	101,436
Canada 2.25% 2029	139,005	118,253
Canada 3.50% 2045	2,970	3,423
Canada 1.25% 20473	3,302	3,313
Canada 2.75% 2048	22,100	23,368
National Australia Bank Ltd. 3.515% (Canada BA 3-month + 1.58% on 6/12/2025)1	5,472	4,070
Nova Scotia (Province of) 2.10% 2027	4,000	3,138
Saskatchewan (Province of) 2.65% 2027	4,000	3,234
Toronto-Dominion Bank 3.224% 20291	3,000	2,327
Verizon Communications Inc. 2.50% 2030	851	648
Verizon Communications Inc. 3.625% 2050	1,280	1,023
		281,521
Malaysian ringgits 1.69%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR196,500	48,945
Malaysia (Federation of), Series 0513, 3.733% 2028	12,120	2,993
Malaysia (Federation of), Series 0419, 3.828% 2034	10,960	2,699
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,372
Malaysia (Federation of), Series 0418, 4.893% 2038	352,663	96,033
Malaysia (Federation of), Series 0219, 4.467% 2039	58,929	15,153
Malaysia (Federation of), Series 0519, 3.757% 2040	124,149	29,490
Malaysia (Federation of), Series 0713, 4.935% 2043	1,750	469
Malaysia (Federation of), Series 0216, 4.736% 2046	35,205	9,121
Malaysia (Federation of), Series 0518, 4.921% 2048	49,849	13,386
		220,661
Mexican pesos 1.47%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	669
Petróleos Mexicanos 7.19% 2024	33,581	1,245
Petróleos Mexicanos 7.47% 2026	508,419	17,372
United Mexican States, Series M, 5.75% 2026	384,500	17,189
United Mexican States, Series M, 7.50% 2027	1,697,620	82,337
United Mexican States, Series M20, 8.50% 2029	670,160	34,541
United Mexican States, Series M30, 8.50% 2038	128,400	6,634
United Mexican States, Series M, 7.75% 2042	116,000	5,517
United Mexican States, Series M, 8.00% 2047	550,300	26,850
		192,354
Danish kroner 1.21%
Nykredit Realkredit AS, Series 01E, 2.00% 20374	DKr34,791	5,432
Nykredit Realkredit AS, Series 01E, 0.50% 20404	438,881	65,192
Nykredit Realkredit AS, Series 01E, 1.50% 20404	443,871	68,898
Nykredit Realkredit AS, Series 01E, 2.50% 20474	17,341	2,751
Nykredit Realkredit AS, Series 01E, 0.50% 20504	104,506	15,128
		157,401
Russian rubles 1.07%
Russian Federation 7.00% 2023	RUB1,776,160	26,601
Russian Federation 7.10% 2024	184,000	2,794
Russian Federation 7.15% 2025	174,510	2,671
Russian Federation 8.15% 2027	472,225	7,656
Russian Federation 6.90% 2029	1,227,875	18,682
Russian Federation 7.65% 2030	1,843,000	29,365

Capital World Bond Fund — Page 6 of 37

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Bonds, notes & other debt instruments (continued) Russian rubles (continued)	Principal amount (000)	Value (000)
Russian Federation 8.50% 2031	RUB585,940	$9,955
Russian Federation 7.70% 2033	1,442,510	23,220
Russian Federation 7.25% 2034	1,021,725	15,947
Russian Federation, Series 2002, 2.50% 20283	184,220	2,592
		139,483
Israeli shekels 0.71%
Israel (State of) 2.00% 2027	ILS160,700	51,268
Israel (State of) 5.50% 2042	80,200	41,262
Israel (State of) 3.75% 2047	1,780	759
		93,289
South African rand 0.62%
South Africa (Republic of) 8.00% 2030	ZAR92,550	4,934
South Africa (Republic of), Series R-2048, 8.75% 2048	1,658,570	75,394
		80,328
South Korean won 0.61%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW47,396,000	40,124
South Korea (Republic of), Series 2712, 2.375% 2027	43,869,200	39,250
		79,374
Ukrainian hryvnia 0.37%
Ukraine 17.25% 2020	UAH54,111	2,077
Ukraine 17.25% 2020	17,600	675
Ukraine 15.36% 2021	9,699	391
Ukraine 18.00% 2021	27,201	1,085
Ukraine 14.91% 2022	156,567	6,373
Ukraine 16.06% 2022	299,325	12,355
Ukraine 17.00% 2022	332,718	13,796
Ukraine 17.25% 2022	103,990	4,236
Ukraine 10.00% 2023	17,650	651
Ukraine 11.67% 2023	3,154	121
Ukraine 15.84% 2025	149,360	6,528
Ukraine 15.84% 2025	9,100	398
		48,686
Thai baht 0.29%
Thailand (Kingdom of) 2.125% 2026	THB1,073,800	37,244
Thailand (Kingdom of) 3.30% 2038	18,560	748
		37,992
Indonesian rupiah 0.24%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR34,635,000	2,566
Indonesia (Republic of), Series 81, 6.50% 2025	9,628,000	673
Indonesia (Republic of), Series 78, 8.25% 2029	240,819,000	18,001
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	10,580
		31,820
Singapore dollars 0.23%
Singapore (Republic of) 2.625% 2028	S$18,541	15,132
Singapore (Republic of) 2.875% 2029	10,542	8,857
Singapore (Republic of) 2.875% 2030	7,767	6,609
		30,598

Capital World Bond Fund — Page 7 of 37

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Bonds, notes & other debt instruments (continued) Indian rupees 0.22%	Principal amount (000)	Value (000)
HDFC Bank Ltd. 7.95% 2026	INR200,000	$2,860
India (Republic of) 8.24% 2027	247,100	3,629
India (Republic of) 7.26% 2029	274,590	3,919
India (Republic of) 7.57% 2033	18,050	264
India (Republic of) 7.73% 2034	199,000	2,959
National Highways Authority of India 7.17% 2021	920,000	12,681
National Highways Authority of India 7.27% 2022	210,000	2,926
		29,238
Colombian pesos 0.18%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	3,346
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	637
Colombia (Republic of), Series B, 6.00% 2028	41,750,000	11,314
Colombia (Republic of), Series B, 7.25% 2034	27,855,500	7,740
		23,037
Polish zloty 0.18%
Poland (Republic of), Series 1024, 2.25% 2024	PLN35,000	9,499
Poland (Republic of), Series 1029, 2.75% 2029	46,990	13,379
		22,878
Dominican pesos 0.13%
Dominican Republic 8.90% 2023	DOP185,900	2,961
Dominican Republic 9.75% 2026	703,850	10,863
Dominican Republic 11.00% 2026	118,300	2,094
Dominican Republic 11.375% 2029	71,700	1,230
		17,148
Australian dollars 0.13%
Australia (Commonwealth of), Series 159, 0.25% 2024	A$5,000	3,434
Australia (Commonwealth of), Series 138, 3.25% 2029	12,030	10,032
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,652
		17,118
Chilean pesos 0.13%
Chile (Republic of) 4.50% 2026	CLP11,570,000	16,519
Argentine pesos 0.11%
Argentine Republic 2.50% 20213	ARS857,443	8,026
Argentine Republic 4.00% 20233	49,370	426
Argentine Republic 1.40% 20233	646,210	5,147
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.672% 20285	60,051	466
		14,065
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU412,190	8,962
Uruguay (Oriental Republic of) 3.875% 20403	148,533	3,539
		12,501

Capital World Bond Fund — Page 8 of 37

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Bonds, notes & other debt instruments (continued) Peruvian nuevos soles 0.07%	Principal amount (000)	Value (000)
Peru (Republic of) 5.40% 2034	PEN5,530	$1,648
Peru (Republic of) 6.90% 2037	10,775,000	3,660
Peru (Republic of) 5.35% 2040	13,085	3,715
		9,023
Romanian leu 0.06%
Romania 4.75% 2025	RON30,000	7,299
New Zealand dollars 0.05%
New Zealand 0.50% 2024	NZ$4,000	2,593
New Zealand 4.50% 2027	5,000	4,058
		6,651
Norwegian kroner 0.04%
Norway (Kingdom of) 3.75% 2021	NKr26,160	2,808
Norway (Kingdom of) 1.375% 2030	16,010	1,786
		4,594
Brazilian reais 0.03%
Brazil (Federative Republic of) 6.00% 20503	BRL17,719	4,178
Turkish lira 0.02%
Turkey (Republic of) 8.50% 2022	TRY1,725	248
Turkey (Republic of) 2.80% 20233	5,902	906
Turkey (Republic of) 4.10% 20243	5,045	796
Turkey (Republic of) 10.60% 2026	6,400	922
		2,872
Ghana cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	370
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	195
Egyptian pounds 0.00%
Egypt (Arab Republic of) 18.40% 2024	EGP450	32
U.S. dollars 46.79%
Abbott Laboratories 3.40% 2023	$5,950	6,496
AbbVie Inc. 2.60% 20242	2,407	2,565
AbbVie Inc. 3.80% 20252	1,037	1,157
AbbVie Inc. 2.95% 20262	1,721	1,885
AbbVie Inc. 4.75% 20452	3,800	4,722
Abu Dhabi (Emirate of) 2.50% 20222	10,600	10,970
Abu Dhabi (Emirate of) 2.50% 20252	3,695	3,901
Abu Dhabi (Emirate of) 3.125% 20272	10,600	11,612
Abu Dhabi (Emirate of) 3.125% 2027	650	712
Abu Dhabi (Emirate of) 2.50% 2029	750	788
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 20212	1,000	1,066
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 20232	20,735	21,847

Capital World Bond Fund — Page 9 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 20302	$440	$529
ACE INA Holdings Inc. 2.30% 2020	2,555	2,567
Adient US LLC 9.00% 20252	1,232	1,332
Adobe Inc. 1.90% 2025	1,847	1,952
Adobe Inc. 2.15% 2027	11,654	12,520
Adobe Inc. 2.30% 2030	5,920	6,400
ADT Corp. 3.50% 2022	3,325	3,315
Advisor Group Holdings, LLC 6.25% 20282	1,905	1,776
AES Corp. 5.50% 2025	3,282	3,379
AG Merger Sub II, Inc. 10.75% 20272	1,488	1,463
Air Liquide SA 2.25% 20292	500	517
Air Products and Chemicals, Inc. 1.50% 2025	1,071	1,108
Air Products and Chemicals, Inc. 2.05% 2030	757	796
Air Products and Chemicals, Inc. 2.70% 2040	287	306
Air Products and Chemicals, Inc. 2.80% 2050	138	147
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,462
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,168
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	531
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	674
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,200
Alexandria Real Estate Equities, Inc. 3.375% 2031	710	793
Allison Transmission Holdings, Inc. 5.00% 20242	3,150	3,152
Allstate Corp. 3.85% 2049	250	302
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	3,264	2,849
Altria Group, Inc. 2.35% 2025	214	225
Altria Group, Inc. 3.40% 2030	137	148
Altria Group, Inc. 5.95% 2049	2,476	3,251
Altria Group, Inc. 4.45% 2050	124	136
Amazon.com, Inc. 3.15% 2027	170	195
Amazon.com, Inc. 1.50% 2030	3,997	4,063
Amazon.com, Inc. 3.875% 2037	250	310
Amazon.com, Inc. 4.05% 2047	320	418
Amazon.com, Inc. 2.50% 2050	15,740	16,002
Amazon.com, Inc. 2.70% 2060	1,790	1,828
Ameren Corp. 3.50% 2031	3,380	3,787
American Campus Communities, Inc. 3.75% 2023	3,090	3,175
American Campus Communities, Inc. 4.125% 2024	1,945	2,046
American Campus Communities, Inc. 3.30% 2026	1,500	1,540
American Campus Communities, Inc. 3.625% 2027	2,575	2,648
American Campus Communities, Inc. 3.875% 2031	139	146
American Electric Power Co., Inc. 2.30% 2030	2,500	2,533
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20242,7,8,9	1,783	214
American Honda Finance Corp. 3.55% 2024	1,000	1,091
American International Group, Inc. 3.90% 2026	475	537
American International Group, Inc. 3.40% 2030	6,285	6,822
American International Group, Inc. 4.80% 2045	500	609
American International Group, Inc. 4.375% 2050	1,273	1,465
Amgen Inc. 1.90% 2025	3,077	3,217
Amgen Inc. 2.20% 2027	2,359	2,491
Anglo American Capital PLC 5.625% 20302	3,800	4,598
Angola (Republic of) 9.50% 2025	5,620	5,084
Angola (Republic of) 8.25% 2028	7,125	5,898
Angola (Republic of) 8.00% 2029	13,645	11,284
Angola (Republic of) 8.00% 20292	850	703
Anheuser-Busch Company / InBev Worldwide 4.70% 2036	1,000	1,180

Capital World Bond Fund — Page 10 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	$2,000	$2,454
Anheuser-Busch InBev NV 4.15% 2025	13,770	15,635
Anheuser-Busch InBev NV 4.75% 2029	17,274	20,883
Anheuser-Busch InBev NV 3.50% 2030	1,397	1,574
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,152
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,369
Anheuser-Busch InBev NV 4.50% 2050	14,356	17,193
Antero Resources Corp. 5.75% 20282	299	237
Apple Inc. 1.125% 2025	3,198	3,259
Apple Inc. 2.65% 2050	1,142	1,183
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20255,6	250	251
Ardagh Packaging Finance 5.25% 20252	545	560
Argentine Republic 6.875% 20217	11,015	4,650
Argentine Republic 4.625% 2023	1,500	633
Argentine Republic 7.50% 20267	19,930	8,165
Argentine Republic 6.875% 2027	825	335
Argentine Republic 5.875% 2028	6,390	2,585
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)1	4,000	1,587
Argentine Republic 7.625% 20467	3,400	1,341
Argentine Republic 6.875% 2048	11,705	4,603
Armenia (Republic of) 7.15% 2025	400	450
Armenia (Republic of) 3.95% 2029	800	776
Associated Materials, LLC 9.00% 20242	6,058	5,216
AstraZeneca PLC 4.00% 2029	2,000	2,451
AT&T Inc. 2.30% 2027	3,625	3,748
AT&T Inc. 2.75% 2031	40,150	41,631
AT&T Inc. 4.30% 2042	25	28
AT&T Inc. 4.35% 2045	3,443	3,879
AT&T Inc. 3.65% 2051	4,625	4,847
Autoridad del Canal de Panama 4.95% 20352	3,200	3,662
Avangrid, Inc. 3.20% 2025	3,900	4,267
Avangrid, Inc. 3.80% 2029	3,000	3,489
Avis Budget Group, Inc. 5.50% 2023	608	504
Avis Budget Group, Inc. 5.25% 20252	2,025	1,630
Avis Budget Group, Inc. 10.50% 20252	2,139	2,384
Azerbaijan (Republic of) 4.75% 2024	1,640	1,751
B&G Foods, Inc. 5.25% 2025	1,155	1,165
Bahrain (Kingdom of) 5.875% 2021	2,675	2,720
Bahrain (Kingdom of) 6.125% 2022	400	418
Bahrain (Kingdom of) 6.125% 2023	1,430	1,517
Baidu Inc. 3.425% 2030	4,315	4,696
Baker Hughes, a GE Co. 4.486% 2030	3,605	4,154
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,321
Bangkok Bank PCL 4.05% 2024	1,210	1,307
Bangkok Bank PCL 4.45% 2028	470	535
Bangkok Bank PCL 9.025% 2029	980	1,330
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)1	9,080	8,691
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)1,2	290	278
Bank Mandiri (Persero) Tbk PT 4.75% 2025	240	255
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)1	15,500	15,555
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)1	8,240	8,648
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)1	4,872	5,165
Bank of America Corp. 3.946% 2049 (3-month USD-LIBOR + 1.19% on 1/23/2048)1	190	230

Capital World Bond Fund — Page 11 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)1	$28,575	$35,822
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)1,2	1,984	2,137
Bausch Health Companies Inc. 9.25% 20262	8,085	8,782
Bausch Health Companies Inc. 5.00% 20282	1,140	1,075
Baxalta Inc. 4.00% 2025	469	531
Bayer US Finance II LLC 3.875% 20232	5,690	6,246
Bayer US Finance II LLC 4.25% 20252	557	640
Bayer US Finance II LLC 4.375% 20282	500	585
Bayer US Finance II LLC 4.875% 20482	300	385
Bayerische Motoren Werke AG 2.95% 20222	7,835	8,122
Bayerische Motoren Werke AG 3.80% 20232	2,028	2,179
Bayerische Motoren Werke AG 3.15% 20242	2,555	2,736
Bayerische Motoren Werke AG 3.90% 20252	5,000	5,562
Bayerische Motoren Werke AG 4.15% 20302	5,000	5,772
Becton, Dickinson and Company 2.894% 2022	3,630	3,757
Becton, Dickinson and Company 3.734% 2024	5,427	5,979
Becton, Dickinson and Company 3.70% 2027	3,000	3,358
Becton, Dickinson and Company 2.823% 2030	16,169	17,161
Becton, Dickinson and Company 3.794% 2050	1,444	1,612
Berkshire Hathaway Energy Co. 4.05% 20252	1,650	1,881
Berkshire Hathaway Energy Co. 3.70% 20302	4,025	4,726
Berkshire Hathaway Energy Co. 4.25% 20502	1,625	2,045
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,542
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,850
BMC Software, Inc. 7.125% 20252	430	452
BMC Software, Inc. 9.125% 20262	355	369
BMW Finance NV 2.40% 20242	3,000	3,111
Boeing Co. 4.508% 2023	3,090	3,265
Boeing Co. 4.875% 2025	6,588	7,181
Boeing Co. 3.10% 2026	1,789	1,825
Boeing Co. 2.70% 2027	3,292	3,218
Boeing Co. 5.04% 2027	3,317	3,663
Boeing Co. 3.20% 2029	4,156	4,114
Boeing Co. 2.95% 2030	151	148
Boeing Co. 5.15% 2030	1,451	1,622
Boeing Co. 5.805% 2050	13,530	16,001
Boston Scientific Corp. 3.375% 2022	3,500	3,661
Boston Scientific Corp. 3.45% 2024	2,780	3,015
Boston Scientific Corp. 1.90% 2025	1,168	1,210
Boston Scientific Corp. 3.75% 2026	3,380	3,841
Boston Scientific Corp. 2.65% 2030	1,500	1,560
Boston Scientific Corp. 4.70% 2049	360	460
BP Capital Markets PLC 3.79% 2024	8,610	9,429
BP Capital Markets PLC 3.00% 2050	853	842
Braskem SA 4.50% 20302	4,050	3,713
Brazil (Federative Republic of) 3.875% 2030	14,710	14,211
Bristol-Myers Squibb Co. 2.60% 20222	338	352
Bristol-Myers Squibb Co. 2.90% 20242	12,716	13,772
Bristol-Myers Squibb Co. 3.875% 20252	2,050	2,334
Bristol-Myers Squibb Co. 3.20% 20262	2,254	2,532
British American Tobacco PLC 3.215% 2026	4,902	5,271
British American Tobacco PLC 3.557% 2027	7,740	8,380
British American Tobacco PLC 4.70% 2027	775	887
British American Tobacco PLC 3.462% 2029	5,900	6,288

Capital World Bond Fund — Page 12 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 4.906% 2030	$2,443	$2,874
British American Tobacco PLC 4.39% 2037	4,200	4,587
British American Tobacco PLC 4.758% 2049	8,086	9,004
Broadcom Corp. 3.875% 2027	4,325	4,680
Broadcom Inc. 4.70% 20252	7,000	7,890
Broadcom Inc. 4.75% 20292	5,000	5,679
Broadcom Inc. 4.15% 20302	5,070	5,528
Broadcom Inc. 5.00% 20302	15,041	17,317
Broadcom Ltd. 3.625% 2024	8,000	8,609
Broadcom Ltd. 3.50% 2028	3,530	3,732
Brookfield Property REIT Inc. 5.75% 20262	5,615	4,758
Burlington Northern Santa Fe LLC 3.05% 2051	1,485	1,620
Cablevision Systems Corp. 6.75% 2021	5,425	5,710
Cameroon (Republic of) 9.50% 2025	1,500	1,511
Canadian National Railway Co. 3.20% 2046	190	211
Canadian Natural Resources Ltd. 2.95% 2023	5,400	5,573
Canadian Natural Resources Ltd. 2.05% 2025	1,846	1,852
Canadian Natural Resources Ltd. 3.85% 2027	8,893	9,517
Canadian Natural Resources Ltd. 2.95% 2030	17,534	17,435
Carnival Corp. 11.50% 20232	14,370	15,555
Carrier Global Corp. 2.493% 20272	750	765
Carrier Global Corp. 2.722% 20302	2,453	2,464
Carrier Global Corp. 3.377% 20402	989	965
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)1	20,420	20,275
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)1	3,420	3,394
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20262	2,000	2,073
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	6,875	7,041
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	1,500	1,537
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,500	5,588
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20322	620	629
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	700	797
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	4,400	4,303
Centene Corp. 4.75% 2022	2,730	2,774
Centene Corp. 4.75% 2025	1,600	1,640
Centene Corp. 4.625% 2029	2,565	2,722
CenterPoint Energy, Inc. 2.95% 2030	2,500	2,661
CenterPoint Energy, Inc. 2.90% 2050	375	392
CenturyLink, Inc. 6.75% 2023	4,125	4,444
CenturyLink, Inc. 7.50% 2024	1,250	1,376
CenturyLink, Inc. 5.125% 20262	1,225	1,224
CenturyLink, Inc. 4.00% 20272	425	412
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,398
Chemours Co. 6.625% 2023	3,342	3,217
Cheniere Energy, Inc. 3.70% 20292	1,077	1,105
Chesapeake Energy Corp. 4.875% 2022	5,470	191
Chesapeake Energy Corp. 11.50% 20252	3,092	335
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 20245,6	4,868	2,824
Chevron Corp. 2.954% 2026	3,070	3,403
Chevron Corp. 1.995% 2027	492	516
Chevron Corp. 2.236% 2030	1,813	1,900
Chevron Corp. 3.078% 2050	390	415
Chevron Phillips Chemical Co. LLC 3.30% 20232	155	162
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)1	4,800	5,060

Capital World Bond Fund — Page 13 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)1	$27,625	$27,612
Cigna Corp. 3.40% 2021	3,835	3,966
Cigna Corp. 3.75% 2023	5,724	6,218
Cigna Corp. 4.125% 2025	2,615	3,007
Cigna Corp. 4.375% 2028	3,618	4,285
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)1	1,095	1,072
CIT Group Inc. 5.25% 2025	629	653
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	29,425	31,604
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	2,520	2,683
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)1	34,936	36,153
Cleveland-Cliffs Inc. 4.875% 20242	5,150	4,860
Cleveland-Cliffs Inc. 5.75% 2025	4,771	4,076
Cleveland-Cliffs Inc. 9.875% 20252	1,875	1,970
Cleveland-Cliffs Inc. 6.75% 20262	3,115	3,014
Cleveland-Cliffs Inc. 5.875% 2027	6,275	5,195
Colbun SA 3.95% 20272	2,445	2,634
Colombia (Republic of) 4.50% 2026	750	814
Colombia (Republic of) 3.125% 2031	8,505	8,448
Colombia (Republic of) 7.375% 2037	1,000	1,365
Colombia (Republic of) 5.20% 2049	12,200	14,350
Colombia (Republic of) 4.125% 2051	890	896
Colt Merger Sub, Inc. 6.25% 20252	1,440	1,432
Comcast Corp. 3.95% 2025	4,395	5,040
Comcast Corp. 2.65% 2030	6,460	7,030
Comcast Corp. 1.95% 2031	3,758	3,836
Comcast Corp. 3.25% 2039	1,190	1,322
Comcast Corp. 2.80% 2051	6,800	6,985
Comisión Federal de Electricidad 4.875% 20242	3,500	3,697
Comisión Federal de Electricidad 4.75% 20272	370	390
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)1,2	7,636	8,139
CommScope Finance LLC 6.00% 20262	2,300	2,364
Communications Sales & Leasing, Inc. 6.00% 20232	1,925	1,883
Compass Diversified Holdings 8.00% 20262	3,300	3,368
Comstock Resources, Inc. 9.75% 2026	1,582	1,484
Conagra Brands, Inc. 4.30% 2024	6,000	6,639
Conagra Brands, Inc. 4.60% 2025	1,200	1,385
Conagra Brands, Inc. 5.40% 2048	5,137	7,102
Concho Resources Inc. 4.85% 2048	1,999	2,259
CONSOL Energy Inc. 5.875% 2022	5,579	5,499
Consolidated Edison Company of New York, Inc. 3.95% 2050	425	508
Constellation Brands, Inc. 2.65% 2022	7,000	7,304
Constellation Brands, Inc. 2.875% 2030	839	891
Constellation Brands, Inc. 4.10% 2048	750	868
Constellation Brands, Inc. 3.75% 2050	238	260
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)2,10	6,497	1,949
Consumers Energy Co. 3.10% 2050	2,626	2,932
Convey Park Energy LLC 7.50% 20252	675	617
COSL Singapore Capital Ltd. 0% 2030	4,400	4,346
Costa Rica (Republic of) 6.125% 20312	3,935	3,413
Costa Rica (Republic of) 7.00% 2044	3,482	2,876
CRCC Yuxiang Ltd. 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)1	2,440	2,488
Crédit Agricole SA 4.375% 20252	7,990	8,849
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	7,000	7,105

Capital World Bond Fund — Page 14 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Credit Suisse AG (New York Branch) 2.95% 2025	$4,875	$5,292
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,2	5,065	5,595
Credit Suisse Group AG 4.194% 20311,2	3,862	4,416
CRH America, Inc. 5.125% 20452	3,000	3,506
CSX Corp. 4.25% 2029	6,730	8,059
CSX Corp. 3.80% 2050	397	473
CVR Partners, LP 9.25% 20232	2,575	2,530
CVS Health Corp. 2.80% 2020	1,900	1,902
CVS Health Corp. 3.35% 2021	4,432	4,520
CVS Health Corp. 3.70% 2023	3,130	3,364
CVS Health Corp. 4.30% 2028	4,154	4,860
DaimlerChrysler North America Holding Corp. 2.00% 20212	300	302
DaimlerChrysler North America Holding Corp. 3.00% 20212	21,975	22,243
DaimlerChrysler North America Holding Corp. 3.40% 20222	3,370	3,483
Danske Bank AS 2.70% 20222	7,200	7,435
Danske Bank AS 3.875% 20232	9,700	10,294
DaVita HealthCare Partners Inc. 5.00% 2025	1,260	1,290
DCP Midstream Operating LP 4.95% 2022	2,365	2,386
Delta Air Lines, Inc. 7.00% 20252	1,200	1,240
Diamond Offshore Drilling, Inc. 4.875% 20437	4,300	508
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)1	1,501	1,508
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)1	2,205	2,255
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 20225,6	3,699	3,713
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 20235,6	434	413
Diebold, Inc. 8.50% 2024	1,875	1,493
Discovery Communications, Inc. 3.625% 2030	2,669	2,925
Discovery Communications, Inc. 4.65% 2050	1,900	2,164
Dominican Republic 7.50% 20212	3,500	3,618
Dominican Republic 7.50% 2021	1,004	1,038
Dominican Republic 5.50% 20252	6,500	6,598
Dominican Republic 6.875% 2026	1,643	1,728
Dominican Republic 5.95% 2027	3,362	3,394
Dominican Republic 8.625% 20272	1,000	1,111
Dominican Republic 4.50% 20302	7,700	7,003
Dominican Republic 6.85% 2045	3,515	3,387
Dominican Republic 6.40% 20492	10,648	9,796
Dominican Republic 6.40% 2049	1,630	1,500
Dominican Republic 5.875% 20602	8,727	7,536
Dow Chemical Co. 4.55% 2025	500	571
Dow Chemical Co. 4.80% 2028	385	462
Dow Chemical Co. 5.55% 2048	725	953
Dow Chemical Co. 4.80% 2049	500	598
DP World Crescent 4.848% 20282	2,925	3,090
DPL Inc. 4.125% 20252	365	366
Duke Energy Progress, LLC 3.70% 2028	6,150	7,157
Dun & Bradstreet Corp. 6.875% 20262	1,080	1,147
E.I. du Pont de Nemours and Co. 2.30% 2030	895	932
Edison International 4.95% 2025	150	165
Edison International 5.75% 2027	1,576	1,812
Edison International 4.125% 2028	12,001	12,699
EDP Finance BV 5.25% 20212	2,500	2,553
EDP Finance BV 3.625% 20242	3,000	3,236
Egypt (Arab Republic of) 5.875% 2025	2,000	2,020
Egypt (Arab Republic of) 7.50% 20272	5,300	5,573

Capital World Bond Fund — Page 15 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 7.625% 20322	$500	$489
Electricité de France SA 3.625% 20252	760	854
Electricité de France SA 4.50% 20282	1,722	2,007
Electricité de France SA 4.875% 20382	7,267	8,593
Electricité de France SA 4.875% 20442	325	385
Electricité de France SA 4.95% 20452	206	252
Electricité de France SA 5.00% 20482	573	729
Eli Lilly and Co. 2.75% 2025	2,093	2,305
Embarq Corp. 7.995% 2036	3,130	3,522
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	6,333	6,860
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,249
Empresas Publicas de Medellin ESP 4.25% 20292	4,935	4,962
ENA Norte Trust 4.95% 20282	4,209	4,161
Enbridge Energy Partners, LP 7.375% 2045	1,737	2,488
Enbridge Inc. 2.50% 2025	5,000	5,199
Encompass Health Corp. 4.50% 2028	985	946
Encompass Health Corp. 4.75% 2030	1,410	1,349
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20272	2,977	3,164
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20282	4,550	2,957
Endo International PLC 5.75% 20222	6,075	5,589
Enel Chile SA 4.875% 2028	1,435	1,605
Enel Finance International SA 2.75% 20232	21,600	22,433
Enel Finance International SA 3.50% 20282	7,600	8,185
Enel Finance International SA 4.75% 20472	4,218	5,040
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,2	10,000	11,395
Energy Transfer Operating, LP 5.00% 2050	5,063	4,802
Energy Transfer Partners, LP 4.20% 2027	12,190	12,772
Energy Transfer Partners, LP 5.30% 2047	550	533
Energy Transfer Partners, LP 6.00% 2048	3,997	4,152
Energy Transfer Partners, LP 6.25% 2049	3,856	4,092
Engie Energia Chile SA 3.40% 20302	5,795	6,043
Entergy Corp. 2.80% 2030	1,100	1,161
EOG Resources, Inc. 4.375% 2030	6,514	7,770
EQM Midstream Partners, LP 4.125% 2026	463	422
EQM Midstream Partners, LP 6.50% 20272	1,290	1,325
EQM Midstream Partners, LP 5.50% 2028	1,337	1,276
EQT Corp. 7.00% 2030	635	655
Equinix, Inc. 1.25% 2025	2,579	2,591
Equinix, Inc. 1.80% 2027	1,529	1,538
Equinix, Inc. 3.20% 2029	9,278	10,087
Equinix, Inc. 2.15% 2030	12,362	12,258
Equinix, Inc. 3.00% 2050	3,518	3,441
Equinor ASA 1.75% 2026	2,473	2,535
Equinor ASA 2.375% 2030	4,974	5,177
Equinor ASA 3.70% 2050	9,582	11,066
Essex Portfolio LP 3.625% 2022	1,420	1,489
Essex Portfolio LP 3.25% 2023	2,870	3,024
Essex Portfolio LP 3.875% 2024	3,360	3,661
Essex Portfolio LP 4.00% 2029	1,200	1,397
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,430	5,454
Euramax International, Inc. 12.00% 20202	3,825	3,150
European Investment Bank 2.25% 2022	4,600	4,758
Exelon Corp. 4.70% 2050	350	447
Export Credit Bank of Turkey 5.375% 2021	1,280	1,290

Capital World Bond Fund — Page 16 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Export-Import Bank of India 3.875% 2028	$4,597	$4,782
Export-Import Bank of India 3.25% 2030	12,101	11,997
Extraction Oil & Gas, Inc. 5.625% 20262	2,475	485
Exxon Mobil Corp. 2.019% 2024	333	348
Exxon Mobil Corp. 2.992% 2025	13,300	14,484
Exxon Mobil Corp. 2.44% 2029	1,027	1,091
Exxon Mobil Corp. 3.482% 2030	17,980	20,516
Exxon Mobil Corp. 4.327% 2050	790	994
Exxon Mobil Corp. 3.452% 2051	1,079	1,203
Fannie Mae 6.50% 20474	70	75
Fannie Mae 6.50% 20474	18	19
Fannie Mae 7.00% 20474	38	44
Fannie Mae Pool #AI6697 3.00% 20264	536	565
Fannie Mae Pool #AJ0049 3.00% 20264	222	234
Fannie Mae Pool #AL1381 3.00% 20274	25	26
Fannie Mae Pool #BM4299 3.00% 20304	1,557	1,638
Fannie Mae Pool #FM1465 3.00% 20304	289	307
Fannie Mae Pool #BO7771 2.50% 20344	724	759
Fannie Mae Pool #BK0499 3.00% 20344	570	602
Fannie Mae Pool #MA3955 2.50% 20354	454	476
Fannie Mae Pool #826003 6.00% 20354	20	22
Fannie Mae Pool #964204 5.50% 20384	938	1,076
Fannie Mae Pool #BC7599 4.00% 20464	3,405	3,653
Fannie Mae Pool #BC8578 4.00% 20464	687	735
Fannie Mae Pool #CA0487 3.50% 20474	393	416
Fannie Mae Pool #BK0920 4.00% 20484	265	281
Fannie Mae Pool #MA3384 4.00% 20484	111	117
Fannie Mae Pool #BJ9252 4.00% 20484	80	85
Fannie Mae Pool #BK4764 4.00% 20484	69	73
Fannie Mae Pool #BK0915 4.00% 20484	26	27
Fannie Mae Pool #FM3217 3.50% 20504	29,500	31,479
Fannie Mae, Series 2001-4, Class GA, 9.117% 20254,5	—11	—11
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	359	341
Federal Realty REIT Investment Trust 3.50% 2030	3,066	3,236
First Quantum Minerals Ltd. 7.25% 20232	5,325	5,119
First Quantum Minerals Ltd. 6.50% 20242	1,226	1,159
First Quantum Minerals Ltd. 7.50% 20252	13,575	13,020
First Quantum Minerals Ltd. 6.875% 20262	1,175	1,116
FirstEnergy Corp. 3.50% 20282	1,425	1,563
FirstEnergy Corp. 2.25% 2030	1,175	1,180
Fiserv, Inc. 2.25% 2027	8,585	8,990
Fiserv, Inc. 2.65% 2030	4,492	4,749
Five Corners Funding Trust II 2.85% 20302	15,450	15,951
Florida Power & Light Company 2.85% 2025	3,075	3,369
Ford Motor Co. 9.00% 2025	2,896	3,137
Ford Motor Credit Co. 3.664% 2024	838	793
Ford Motor Credit Co. 3.81% 2024	3,525	3,398
Ford Motor Credit Co. 5.584% 2024	752	761
Ford Motor Credit Co. 5.125% 2025	1,525	1,532
Fox Corp. 3.50% 2030	3,566	3,989
Freddie Mac 3.50% 20484	131	138
Freddie Mac Pool #ZK3775 3.00% 20264	73	77
Freddie Mac Pool #ZT1344 3.00% 20334	1,689	1,776
Freddie Mac Pool #SB0023 3.00% 20334	717	754
Freddie Mac Pool #A79734 6.00% 20384	41	45

Capital World Bond Fund — Page 17 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SI2002 4.00% 20484	$514	$545
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	625	603
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	100	94
Freeport-McMoRan Inc. 3.875% 2023	500	502
Freeport-McMoRan Inc. 4.25% 2030	1,575	1,529
Freeport-McMoRan Inc. 5.45% 2043	800	787
Frontier Communications Corp. 11.00% 20257	9,380	3,273
Frontier Communications Corp. 8.00% 20272	3,555	3,614
FS Energy and Power Fund 7.50% 20232	3,425	2,929
FXI Holdings, Inc. 7.875% 20242	1,332	1,150
FXI Holdings, Inc. 12.25% 20262	2,624	2,553
Gabonese Republic 6.375% 2024	551	525
Gabonese Republic 6.95% 2025	1,750	1,649
Gabonese Republic 6.625% 20312	325	291
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	1,017
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,327
Gartner, Inc. 4.50% 20282	525	532
Gazprom OJSC 5.999% 20212	3,900	4,003
GE Capital Funding, LLC 4.40% 20302	4,446	4,628
General Dynamics Corp. 3.75% 2028	4,576	5,342
General Dynamics Corp. 4.25% 2050	334	436
General Electric Capital Corp. 3.373% 2025	3,750	3,938
General Electric Co. 4.25% 2040	650	640
General Electric Co. 4.35% 2050	8,475	8,413
General Mills, Inc. 3.20% 2021	2,215	2,264
General Motors Co. 6.80% 2027	538	628
General Motors Co. 6.75% 2046	4,955	5,407
General Motors Financial Co. 3.55% 2022	1,850	1,898
General Motors Financial Co. 5.20% 2023	6,421	6,875
General Motors Financial Co. 2.90% 2025	3,720	3,709
General Motors Financial Co. 4.00% 2026	1,000	1,039
Genesis Energy, LP 6.50% 2025	2,120	1,819
Genesys Telecommunications Laboratories, Inc. 10.00% 20242	525	547
Ghana (Republic of) 6.375% 20272	480	451
GlaxoSmithKline PLC 3.625% 2025	2,005	2,264
Global Payments Inc. 2.90% 2030	8,827	9,243
Gogo Inc. 9.875% 20242	13,270	11,248
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,473
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,163
Goldman Sachs Group, Inc. 2.60% 2030	3,075	3,214
Goldman Sachs Group, Inc. 3.80% 2030	10,230	11,693
Government National Mortgage Assn. 4.00% 20454	6,982	7,580
Government National Mortgage Assn. 4.50% 20494	608	650
Government National Mortgage Assn. Pool #MA6040 4.00% 20494	3,479	3,689
Government National Mortgage Assn. Pool #MA5877 4.50% 20494	13	13
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,443
Groupe BPCE SA 2.75% 20232	5,175	5,428
Groupe BPCE SA 5.70% 20232	11,253	12,596
Groupe BPCE SA 5.15% 20242	5,000	5,586
Grupo Energia Bogota SA ESP 4.875% 20302	3,800	3,997
Guatemala (Republic of) 4.50% 2026	1,261	1,315
Guatemala (Republic of) 4.375% 2027	2,710	2,814
Guatemala (Republic of) 4.875% 2028	4,400	4,708
Gulf Power Co. 3.30% 2027	1,508	1,674
H.J. Heinz Co. 3.875% 20272	1,800	1,883

Capital World Bond Fund — Page 18 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hanesbrands Inc. 4.625% 20242	$1,270	$1,267
Hanesbrands Inc. 5.375% 20252	511	518
Hanesbrands Inc. 4.875% 20262	1,105	1,116
Hardwoods Acquisition Inc. 7.50% 20212	959	350
Hartford Financial Services Group, Inc. 3.60% 2049	750	798
HCA Inc. 5.875% 2023	875	948
HCA Inc. 5.375% 2025	305	328
HealthSouth Corp. 5.75% 2024	750	752
HealthSouth Corp. 5.75% 2025	3,380	3,486
Hess Midstream Partners LP 5.125% 20282	785	756
Hexion Inc. 7.875% 20272	2,070	1,889
Holcim Ltd. 5.15% 20232	2,500	2,744
Home Depot, Inc. 2.95% 2029	8,624	9,691
Home Depot, Inc. 4.50% 2048	863	1,149
Honduras (Republic of) 8.75% 2020	8,427	8,601
Honduras (Republic of) 6.25% 2027	2,462	2,633
Honduras (Republic of) 5.625% 20302	220	224
Honeywell International Inc. 2.30% 2024	2,200	2,347
Honeywell International Inc. 2.70% 2029	4,408	4,884
Honeywell International Inc. 1.95% 2030	500	523
Howmet Aerospace Inc. 6.875% 2025	1,510	1,642
HSBC Holdings PLC 4.95% 2030	5,450	6,538
HSBC Holdings PLC 2.848% 20311	9,400	9,633
Hungary 5.375% 2024	25,400	28,896
Hyundai Capital America 3.25% 20222	2,104	2,163
Hyundai Capital America 5.75% 20232	3,790	4,141
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,290
Icahn Enterprises Finance Corp. 4.75% 2024	4,450	4,212
Icahn Enterprises Finance Corp. 5.25% 2027	1,240	1,200
iHeartCommunications, Inc. 5.25% 20272	2,325	2,230
Indonesia (Republic of) 3.375% 2023	2,600	2,711
Indonesia (Republic of) 4.75% 2026	21,600	24,372
Intelsat Jackson Holding Co. 8.00% 20242	6,050	6,146
Intelsat Jackson Holding Co. 8.50% 20242,7	4,575	2,765
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 20225,6	914	929
Intelsat Jackson Holding Co., Term Loan, 6.625% 20246	1,600	1,607
International Business Machines Corp. 1.70% 2027	1,713	1,752
International Business Machines Corp. 1.95% 2030	2,340	2,398
International Game Technology PLC 6.25% 20222	282	285
International Game Technology PLC 6.50% 20252	2,500	2,564
Interstate Power and Light Co. 3.25% 2024	7,929	8,616
Interstate Power and Light Co. 2.30% 2030	4,150	4,246
Intesa Sanpaolo SpA 3.25% 20242	14,500	14,825
Intuit Inc. 0.65% 2023	2,905	2,912
Intuit Inc. 0.95% 2025	945	947
Intuit Inc. 1.35% 2027	635	639
Intuit Inc. 1.65% 2030	770	769
IPALCO Enterprises, Inc. 3.70% 2024	275	295
Iraq (Republic of) 6.752% 20232	2,200	2,036
Iron Mountain Inc. 5.25% 20302	1,795	1,763
Israel (State of) 2.50% 2030	21,810	23,609
Israel (State of) 2.75% 2030	4,445	4,913
Israel (State of) 3.375% 2050	8,310	9,138
Israel (State of) 3.875% 2050	7,300	8,697
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,490

Capital World Bond Fund — Page 19 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 4.30% 20262	$560	$648
Jonah Energy LLC 7.25% 20252	1,100	146
Jordan (Hashemite Kingdom of) 5.75% 20272	4,810	5,003
JPMorgan Chase & Co. 2.40% 2021	1,100	1,119
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)1	11,706	12,390
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)1	24,055	29,446
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)1	57	62
Kasikornbank PC HK 3.343% 20311	3,740	3,637
Kazakhstan (Republic of) 3.875% 2024	575	628
Kazakhstan (Republic of) 4.875% 2044	550	700
Kazakhstan (Republic of) 6.50% 2045	1,300	1,930
KazMunayGas National Co. JSC 4.75% 2027	1,843	2,004
KB Home 6.875% 2027	5,350	5,851
Kenya (Republic of) 6.875% 2024	3,010	3,066
Keurig Dr Pepper Inc. 4.057% 2023	5,500	6,003
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,698
Keurig Dr Pepper Inc. 4.597% 2028	9,325	11,201
Keurig Dr Pepper Inc. 3.20% 2030	1,721	1,908
Keurig Dr Pepper Inc. 5.085% 2048	8,775	11,663
Kimberly-Clark Corp. 3.10% 2030	668	761
Kinder Morgan, Inc. 5.20% 2048	1,860	2,262
Kraft Heinz Co. 3.95% 2025	1,320	1,411
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20245,6	3,650	3,652
Kuwait (State of) 2.75% 20222	16,650	17,200
Ladder Capital Corp. 4.25% 20272	1,628	1,306
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)1	1,800	1,825
Liberty Global PLC 5.50% 20282	1,175	1,136
Lima Metro Line 2 Finance Ltd. 5.875% 20342	9,385	11,098
Lima Metro Line 2 Finance Ltd. 5.875% 2034	3,930	4,639
Lima Metro Line 2 Finance Ltd. 4.35% 20362	3,300	3,528
Lithuania (Republic of) 6.625% 20222	2,000	2,181
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)1	3,780	4,117
Lloyds Banking Group PLC 3.75% 2027	13,770	15,263
Lloyds Banking Group PLC 4.375% 2028	1,150	1,335
Lockheed Martin Corp. 3.10% 2023	615	654
Lockheed Martin Corp. 2.80% 2050	875	926
Lowe’s Companies, Inc. 3.65% 2029	1,636	1,877
Lowe’s Companies, Inc. 4.05% 2047	387	454
Lowe’s Companies, Inc. 4.55% 2049	1,426	1,809
LPL Financial Holdings Inc. 4.625% 20272	2,250	2,229
LSB Industries, Inc. 9.625% 20232	4,300	4,155
LSC Communications, Inc. 8.75% 20232,7	2,790	279
LYB International Finance III, LLC 2.875% 2025	500	533
LYB International Finance III, LLC 3.375% 2030	500	536
LYB International Finance III, LLC 4.20% 2050	250	270
Macy’s, Inc. 8.375% 20252	1,105	1,102
Magna International Inc. 2.45% 2030	3,775	3,869
Mallinckrodt PLC 5.75% 20222	7,850	1,982
Mallinckrodt PLC 10.00% 20252	11,995	10,166
Marsh & McLennan Companies, Inc. 3.875% 2024	370	410
Marsh & McLennan Companies, Inc. 4.375% 2029	160	193
Marsh & McLennan Companies, Inc. 2.25% 2030	351	365
Marsh & McLennan Companies, Inc. 4.75% 2039	500	643

Capital World Bond Fund — Page 20 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.90% 2049	$1,000	$1,362
Mattel, Inc. 6.75% 20252	1,925	2,001
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 20245,6	1,192	1,162
McDonald’s Corp. 2.125% 2030	1,649	1,694
MDC Partners Inc. 6.50% 20242	2,870	2,678
MetLife, Inc. 4.55% 2030	1,750	2,175
Metropolitan Life Global Funding I 2.40% 20212	2,000	2,022
Metropolitan Life Global Funding I 3.45% 20212	2,500	2,591
Metropolitan Life Global Funding I 3.375% 20222	500	522
Metropolitan Life Global Funding I 1.95% 20232	2,000	2,071
Metropolitan Life Global Funding I 0.95% 20252	666	668
Metropolitan Life Global Funding I 3.45% 20262	2,310	2,622
Metropolitan Life Global Funding I 3.00% 20272	2,650	2,899
Mexico City Airport Trust 4.25% 2026	1,278	1,209
Mexico City Airport Trust 3.875% 2028	1,672	1,522
Mexico City Airport Trust 5.50% 2046	415	367
Mexico City Airport Trust 5.50% 2047	2,947	2,602
Mexico City Airport Trust 5.50% 20472	287	253
MGM Resorts International 7.75% 2022	3,500	3,568
Mississippi Power Co. 3.95% 2028	3,200	3,639
Mississippi Power Co. 4.25% 2042	6,176	7,286
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,308
Molina Healthcare, Inc. 5.375% 2022	6,710	6,859
Molina Healthcare, Inc. 4.875% 20252	2,662	2,685
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)1	8,330	9,534
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)1	7,273	11,048
Morocco (Kingdom of) 4.25% 2022	5,700	6,017
Morocco (Kingdom of) 4.25% 20222	2,500	2,639
Morocco (Kingdom of) 5.50% 2042	10,000	12,249
Morocco (Kingdom of) 5.50% 20422	1,500	1,837
Mozambique (Republic of) 5.00% 2031	2,100	1,801
MPLX LP 5.50% 2049	3,415	3,881
Murphy Oil Corp. 5.875% 2027	217	191
National Grid PLC 3.15% 20272	1,105	1,209
Navient Corp. 6.50% 2022	2,140	2,109
Navient Corp. 5.50% 2023	12,615	12,134
Navient Corp. 5.875% 2024	2,700	2,545
Navient Corp. 6.125% 2024	375	357
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20492	10,725	10,753
NCL Corp. Ltd. 3.625% 20242	1,955	1,202
New York Life Global Funding 2.30% 20222	3,000	3,111
New York Life Global Funding 0.95% 20252	842	845
New York Life Insurance Company 3.75% 20502	3,662	4,138
New York State Electric & Gas Corp. 3.25% 20262	3,000	3,326
Newcrest Finance Pty Ltd. 3.25% 20302	6,113	6,540
Newcrest Finance Pty Ltd. 4.20% 20502	671	752
NextEra Energy Capital Holdings, Inc. 2.75% 2025	1,500	1,623
NextEra Energy Capital Holdings, Inc. 2.25% 2030	10,000	10,295
NGL Energy Partners LP 7.50% 2023	960	800
NGL Energy Partners LP 6.125% 2025	4,810	3,649
Niagara Mohawk Power Corp. 4.278% 20342	3,000	3,594
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20252	1,300	1,297
Nigeria (Republic of) 6.75% 2021	2,800	2,845
Nigeria (Republic of) 9.248% 2049	590	599
NIKE, Inc. 3.375% 2050	3,450	3,967

Capital World Bond Fund — Page 21 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 3.85% 2028	$198	$191
Noble Energy, Inc. 3.25% 2029	2,859	2,587
Noble Energy, Inc. 5.05% 2044	1,494	1,359
Noble Energy, Inc. 4.95% 2047	5,150	4,597
Noble Energy, Inc. 4.20% 2049	5,869	4,877
Norfolk Southern Corp. 3.05% 2050	816	844
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co. 2.60% 2051	424	429
Northrop Grumman Corp. 2.55% 2022	1,195	1,247
Northrop Grumman Corp. 3.25% 2028	7,195	8,044
Northrop Grumman Corp. 5.25% 2050	1,098	1,586
Nova Chemicals Corp. 5.25% 20272	1,520	1,338
Novartis Capital Corp. 1.75% 2025	2,449	2,563
Novartis Capital Corp. 2.00% 2027	2,671	2,833
Novartis Capital Corp. 2.20% 2030	5,650	5,985
NuStar Logistics, LP 4.80% 2020	200	201
NuStar Logistics, LP 6.75% 20212	290	289
Nutrien Ltd. 2.95% 2030	1,500	1,593
Nutrien Ltd. 5.00% 2049	500	645
Nuveen, LLC 4.00% 20282	545	645
Oasis Petroleum Inc. 6.875% 2022	4,705	791
Occidental Petroleum Corp. 2.60% 2021	458	449
Occidental Petroleum Corp. 2.90% 2024	813	697
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)2,10	36	3
Olin Corp. 9.50% 20252	835	933
Oman (Sultanate of) 5.375% 2027	1,400	1,310
ONEOK, Inc. 4.00% 2027	84	85
ONEOK, Inc. 4.55% 2028	28	29
ONEOK, Inc. 4.35% 2029	49	52
ONEOK, Inc. 3.10% 2030	742	711
ONEOK, Inc. 6.35% 2031	1,836	2,153
ONEOK, Inc. 4.95% 2047	282	272
ONEOK, Inc. 5.20% 2048	973	970
ONEOK, Inc. 4.45% 2049	1,873	1,740
ONEOK, Inc. 7.15% 2051	1,041	1,269
Oracle Corp. 2.50% 2025	3,165	3,397
Oracle Corp. 2.65% 2026	9,890	10,681
Oracle Corp. 3.25% 2027	8,084	9,074
Oracle Corp. 3.60% 2050	2,975	3,369
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20602,4,5	3,973	4,053
Otis Worldwide Corp. 2.056% 20252	3,000	3,147
Otis Worldwide Corp. 2.293% 20272	1,000	1,046
Otis Worldwide Corp. 2.565% 20302	3,000	3,152
Otis Worldwide Corp. 3.362% 20502	500	532
Owens & Minor, Inc. 3.875% 2021	4,885	4,854
Owens & Minor, Inc. 4.375% 2024	5,195	4,474
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 20255,6	1,968	1,763
Owl Rock Capital Corp. 4.625% 20242	1,300	1,284
Owl Rock Capital Corp. 3.75% 2025	1,710	1,675
Owl Rock Capital Corp. 4.00% 2025	850	841
Pacific Gas and Electric Co. 3.50% 20207	1,407	1,536
Pacific Gas and Electric Co. 1.75% 2022	1,750	1,757
Pacific Gas and Electric Co. 3.85% 2023	5,791	6,449
Pacific Gas and Electric Co. 4.25% 2023	14,553	16,606
Pacific Gas and Electric Co. 3.75% 2024	2,907	3,231

Capital World Bond Fund — Page 22 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 2025	$2,512	$2,777
Pacific Gas and Electric Co. 2.95% 2026	1,811	1,957
Pacific Gas and Electric Co. 2.10% 2027	9,058	8,968
Pacific Gas and Electric Co. 3.30% 2027	10,836	11,791
Pacific Gas and Electric Co. 4.65% 2028	6,937	8,276
Pacific Gas and Electric Co. 2.50% 2031	27,817	27,263
Pacific Gas and Electric Co. 3.30% 2040	19,545	19,067
Pacific Gas and Electric Co. 3.75% 2042	5,000	5,196
Pacific Gas and Electric Co. 3.50% 2050	6,850	6,630
PacifiCorp. 3.30% 2051	700	775
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,325	1,449
Pakistan (Islamic Republic of) 5.50% 20212	11,350	11,114
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,054
Pakistan (Islamic Republic of) 6.875% 2027	3,150	3,114
Panama (Republic of) 3.75% 20262	8,000	8,384
Panama (Republic of) 3.16% 2030	20,075	21,648
Panama (Republic of) 4.50% 2050	2,465	3,033
Panama (Republic of) 4.30% 2053	515	617
Panama (Republic of) 4.50% 2056	9,490	11,682
Panther BF Aggregator 2, LP 6.25% 20262	340	352
Par Pharmaceutical Inc. 7.50% 20272	7,236	7,450
Paraguay (Republic of) 4.625% 2023	5,210	5,484
Paraguay (Republic of) 5.00% 2026	1,450	1,608
Paraguay (Republic of) 4.70% 20272	1,705	1,869
Paraguay (Republic of) 4.70% 2027	475	521
Paraguay (Republic of) 5.60% 20482	13,405	15,708
Paraguay (Republic of) 5.40% 20502	8,110	9,422
Parker-Hannifin Corp. 3.25% 2029	70	77
Parsley Energy, Inc. 5.25% 20252	270	260
PayPal Holdings, Inc. 1.65% 2025	2,400	2,487
PayPal Holdings, Inc. 2.85% 2029	3,495	3,832
PayPal Holdings, Inc. 2.30% 2030	4,378	4,559
PayPal Holdings, Inc. 3.25% 2050	1,079	1,181
Peabody Energy Corp. 6.00% 20222	1,300	849
Peco Energy Co. 2.80% 2050	1,975	2,044
Pernod Ricard SA 4.45% 20222	6,000	6,337
Petrobras Global Finance Co. 8.75% 2026	3,920	4,635
Petrobras Global Finance Co. 6.75% 2050	1,780	1,835
Petróleos Mexicanos 6.35% 2048	2,785	2,072
Petróleos Mexicanos 6.95% 20602	776	598
PETRONAS Capital Ltd. 3.50% 20302	4,065	4,526
PETRONAS Capital Ltd. 4.55% 20502	6,830	8,695
PetSmart, Inc. 5.875% 20252	3,841	3,863
PetSmart, Inc. 8.875% 20252	10,590	10,603
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 20225,6	2,448	2,398
Pfizer Inc. 2.75% 2026	915	1,017
PG&E Corp. 5.00% 2028	1,285	1,283
Philip Morris International Inc. 2.875% 2024	5,750	6,184
Philip Morris International Inc. 1.50% 2025	1,323	1,357
Philip Morris International Inc. 2.10% 2030	4,939	5,094
Phillips 66 3.90% 2028	1,820	2,058
Pisces Parent LLC 8.00% 20262	1,355	1,369
Plains All American Pipeline, LP 3.80% 2030	3,055	3,015
PLDT Inc. 2.50% 2031	380	386
PLDT Inc. 3.45% 2050	510	516

Capital World Bond Fund — Page 23 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 20302	$2,195	$2,158
Power Financial Corp. Ltd. 5.25% 2028	3,970	4,169
Power Financial Corp. Ltd. 4.50% 2029	1,170	1,163
Power Financial Corp. Ltd. 3.95% 20302	5,820	5,555
Power Financial Corp. Ltd. 3.95% 2030	1,050	1,002
PRICOA Global Funding I 3.45% 20232	475	516
Progressive Corp. 3.20% 2030	3,500	3,981
Prudential Financial, Inc. 3.905% 2047	250	285
Prudential Financial, Inc. 4.35% 2050	1,950	2,345
Prudential Financial, Inc. 3.70% 2051	250	276
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)1	1,750	1,967
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	310	298
PT Indonesia Asahan Aluminium Tbk 5.23% 20212	3,575	3,736
PT Indonesia Asahan Aluminium Tbk 6.53% 20282	1,555	1,847
PT Indonesia Asahan Aluminium Tbk 5.45% 20302	4,160	4,650
PT Indonesia Asahan Aluminium Tbk 6.757% 20482	655	802
PTT Exploration and Production PCL 2.587% 20272	1,460	1,496
Public Service Company of Colorado 1.90% 2031	5,034	5,141
Public Service Company of Colorado 3.80% 2047	803	971
Public Service Electric and Gas Co. 3.00% 2025	618	676
Puget Energy, Inc. 3.65% 2025	1,574	1,684
Qatar (State of) 4.50% 20222	3,500	3,691
Qatar (State of) 3.875% 20232	3,355	3,606
Qatar (State of) 3.875% 2023	525	564
Qatar (State of) 3.40% 20252	8,810	9,603
Qatar (State of) 4.50% 20282	20,275	23,947
Qatar (State of) 4.00% 20292	1,661	1,915
Qatar (State of) 4.00% 2029	1,300	1,498
Qatar (State of) 5.103% 20482	2,495	3,400
Qatar (State of) 4.40% 20502	570	707
R.R. Donnelley & Sons Co. 6.50% 2023	375	344
Ras Laffan Liquefied Natural Gas III 5.838% 20272	8,000	9,308
Realogy Corp. 5.25% 20212	525	532
Realogy Corp. 4.875% 20232	3,475	3,260
Realogy Corp. 9.375% 20272	1,335	1,249
Realogy Group LLC 7.625% 20252	340	340
REC Ltd., 4.625% 20282	1,600	1,615
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 20302,4,5	445	444
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 20302,4,5,8	1,275	1,234
Reynolds American Inc. 5.85% 2045	3,540	4,439
Rockies Express Pipeline LLC 4.95% 20292	1,800	1,684
Royal Bank of Canada 1.15% 2025	3,784	3,792
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)1	12,925	13,588
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)1	11,500	13,359
Royal Caribbean Cruises Ltd. 10.875% 20232	1,415	1,455
Russian Federation 4.75% 2026	2,000	2,282
Russian Federation 4.25% 2027	9,600	10,752
Russian Federation 4.375% 20292	400	455
Russian Federation 5.25% 2047	1,200	1,587
Russian Federation 5.25% 20472	400	529
Ryerson Inc. 11.00% 20222	2,525	2,587
Sabine Pass Liquefaction, LLC 4.50% 20302	6,083	6,730
Sabre Holdings Corp. 5.25% 20232	175	162
Sabre Holdings Corp. 5.375% 20232	1,620	1,517

Capital World Bond Fund — Page 24 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sabre Holdings Corp. 9.25% 20252	$1,750	$1,852
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	49
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,525	5,383
Sally Holdings LLC and Sally Capital Inc. 8.75% 20252	1,717	1,866
San Diego Gas & Electric Co. 3.32% 2050	752	821
Sands China Ltd. 3.80% 20262	1,065	1,100
Sands China Ltd. 4.375% 20302	1,155	1,207
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,001
Saudi Arabia (Kingdom of) 2.894% 20222	8,800	9,069
Saudi Arabia (Kingdom of) 3.625% 20282	16,280	17,929
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,388
Scentre Group 2.375% 20212	1,425	1,432
Scentre Group 3.25% 20252	1,395	1,435
Scentre Group 3.50% 20252	3,250	3,389
Scentre Group 3.75% 20272	2,020	2,093
Scientific Games Corp. 5.00% 20252	2,638	2,445
Scientific Games Corp. 8.625% 20252	1,000	937
Scientific Games Corp. 8.25% 20262	4,180	3,717
Scientific Games Corp. 7.00% 20282	1,050	842
Scientific Games Corp. 7.25% 20292	1,950	1,563
Shell International Finance BV 3.50% 2023	20,073	21,817
Shell International Finance BV 3.875% 2028	2,750	3,199
Shell International Finance BV 2.375% 2029	1,880	1,975
Shell International Finance BV 3.125% 2049	1,170	1,232
Sherwin-Williams Co. 2.75% 2022	73	75
Sherwin-Williams Co. 3.45% 2027	3,892	4,359
Sherwin-Williams Co. 2.95% 2029	500	538
Sherwin-Williams Co. 2.30% 2030	599	612
Sherwin-Williams Co. 4.50% 2047	500	609
Sherwin-Williams Co. 3.30% 2050	1,000	1,017
Shire PLC 2.40% 2021	17,963	18,326
Shire PLC 2.875% 2023	6,730	7,132
Shire PLC 3.20% 2026	1,690	1,876
Siemens AG 2.70% 20222	1,780	1,848
Siemens AG 2.35% 20262	4,131	4,431
Sirius XM Radio Inc. 3.875% 20222	3,175	3,198
Sirius XM Radio Inc. 4.625% 20242	1,840	1,892
Southern California Edison Co. 2.40% 2022	1,097	1,114
Southern California Edison Co. 3.40% 2023	2,570	2,752
Southern California Edison Co. 2.85% 2029	1,100	1,167
Southern California Edison Co. 2.25% 2030	3,880	3,948
Southern California Edison Co., Series C, 3.60% 2045	5,000	5,448
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)1	550	473
Spirit AeroSystems, Inc. 7.50% 20252	980	971
Springleaf Finance Corp. 6.125% 2024	3,550	3,615
Sprint Corp. 7.625% 2026	2,525	2,986
Sprint Corp. 6.875% 2028	4,125	5,038
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	9,500	9,084
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	27,063	23,545
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	6,400
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	7,452	5,813
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	10,109	7,177
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	215	143
Sri Lanka (Democratic Socialist Republic of) 6.75% 20282	1,400	921
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	600	395

Capital World Bond Fund — Page 25 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Staples, Inc. 7.50% 20262	$6,970	$5,491
Starwood Property Trust, Inc. 3.625% 2021	2,030	2,002
Starwood Property Trust, Inc. 5.00% 2021	5,400	5,253
State Bank of India 3.25% 2022	460	466
State Bank of India 4.50% 2023	2,070	2,203
State Grid Overseas Investment Ltd. 3.50% 20272	2,000	2,215
Station Casinos LLC 4.50% 20282	1,100	927
Statoil ASA 3.25% 2024	1,050	1,167
Sunoco Logistics Operating Partners, LP 5.40% 2047	690	680
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)1,2	6,200	6,977
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	19,795	22,025
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	10,808	10,721
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,717	1,736
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	1,085	1,094
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	3,845	3,866
Talen Energy Supply, LLC 10.50% 20262	435	345
Talen Energy Supply, LLC 7.25% 20272	3,295	3,284
Talen Energy Supply, LLC 7.625% 20282	1,250	1,252
Targa Resources Partners LP 5.875% 2026	750	744
Targa Resources Partners LP 5.50% 20302	1,185	1,145
Team Health Holdings, Inc. 6.375% 20252	6,590	3,846
Team Health Holdings, Inc., Term Loan B, 3.75% 20245,6	5,343	4,146
Teck Resources Ltd. 3.90% 20302	822	822
Teekay Corp. 9.25% 20222	2,915	2,809
Teekay Offshore Partners LP 8.50% 20232	3,100	2,736
Tencent Holdings Ltd. 3.975% 20292	1,100	1,244
Tencent Holdings Ltd. 3.975% 2029	750	848
Tencent Holdings Ltd. 2.39% 20302	2,000	2,005
Tencent Holdings Ltd. 3.24% 20502	20,150	20,248
Tencent Holdings Ltd. 3.29% 20602	2,000	2,026
Tenet Healthcare Corp. 4.625% 2024	2,074	2,035
Tenet Healthcare Corp. 4.875% 20262	13,125	12,875
Teva Pharmaceutical Finance Co. BV 2.80% 2023	13,156	12,469
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,781	9,043
Teva Pharmaceutical Finance Co. BV 7.125% 20252	1,160	1,237
Teva Pharmaceutical Finance Co. BV 3.15% 2026	20,485	18,367
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	23,375
The Brink’s Co. 4.625% 20272	1,885	1,815
The Siam Commercial Bank Public Co. Ltd. 3.90% 2024	1,210	1,294
Thermo Fisher Scientific Inc. 4.133% 2025	6,338	7,244
Thermo Fisher Scientific Inc. 4.497% 2030	2,791	3,456
T-Mobile US, Inc. 1.50% 20262	9,025	9,047
T-Mobile US, Inc. 2.05% 20282	5,375	5,391
T-Mobile US, Inc. 3.875% 20302	19,152	21,382
T-Mobile US, Inc. 2.55% 20312	8,589	8,641
T-Mobile US, Inc. 4.375% 20402	3,100	3,599
T-Mobile US, Inc. 4.50% 20502	3,500	4,132
Total Capital International 3.455% 2029	2,400	2,731
TOTAL SA 3.386% 2060	940	971
Toyota Motor Credit Corp. 2.90% 2023	7,240	7,680
Toyota Motor Credit Corp. 1.80% 2025	500	519
Toyota Motor Credit Corp. 3.00% 2025	7,240	7,880
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,382
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,900

Capital World Bond Fund — Page 26 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.375% 2030	$3,527	$4,058
TransCanada PipeLines Ltd. 4.10% 2030	13,523	15,428
TransDigm Inc. 6.50% 2024	140	135
TransDigm Inc. 6.25% 20262	267	267
Travelers Companies, Inc. 4.10% 2049	500	630
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 20265,6	2,040	1,354
Trilogy International Partners, LLC 8.875% 20222	10,225	9,085
Tronox Ltd. 6.50% 20262	2,290	2,147
Turkey (Republic of) 6.25% 2022	4,915	4,992
Turkey (Republic of) 4.25% 2025	4,170	3,898
Turkey (Republic of) 6.00% 2027	1,100	1,077
Turkey (Republic of) 7.625% 2029	5,500	5,804
Turkey (Republic of) 6.00% 2041	2,100	1,820
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,840
U.S. Treasury 1.25% 2021	6,500	6,594
U.S. Treasury 1.50% 2021	13,650	13,909
U.S. Treasury 2.625% 2021	2,500	2,590
U.S. Treasury 0.125% 2022	37,000	36,978
U.S. Treasury 1.50% 2022	15,000	15,428
U.S. Treasury 1.375% 2023	14,040	14,573
U.S. Treasury 1.375% 2023	3,770	3,917
U.S. Treasury 1.75% 2023	22,700	23,730
U.S. Treasury 2.75% 2023	12,920	13,861
U.S. Treasury 2.75% 2023	2,790	3,011
U.S. Treasury 1.25% 2024	10,000	10,419
U.S. Treasury 1.50% 2024	84,650	89,296
U.S. Treasury 1.50% 2024	16,350	17,231
U.S. Treasury 2.00% 2024	9,000	9,635
U.S. Treasury 2.00% 2024	7,800	8,331
U.S. Treasury 2.00% 2024	3,700	3,957
U.S. Treasury 2.25% 202412	54,760	59,013
U.S. Treasury 0.25% 2025	8,840	8,824
U.S. Treasury 2.75% 2025	68,290	76,600
U.S. Treasury 2.875% 2025	27,270	30,975
U.S. Treasury 2.875% 2025	4,850	5,478
U.S. Treasury 2.875% 2025	72	81
U.S. Treasury 1.625% 2026	13,900	14,931
U.S. Treasury 1.875% 2026	3,000	3,263
U.S. Treasury 2.125% 2026	7,500	8,258
U.S. Treasury 2.25% 2026	1,600	1,770
U.S. Treasury 2.25% 202712	88,200	99,308
U.S. Treasury 2.25% 2027	10,500	11,726
U.S. Treasury 2.75% 2028	40,310	47,017
U.S. Treasury 2.875% 2028	53,600	63,249
U.S. Treasury 1.625% 2029	650	709
U.S. Treasury 2.375% 2029	2,080	2,400
U.S. Treasury 0.625% 203012	15,611	15,563
U.S. Treasury 1.50% 2030	4,740	5,123
U.S. Treasury 4.375% 2039	1,500	2,359
U.S. Treasury 1.125% 204012	38,835	38,471
U.S. Treasury 4.625% 2040	1,350	2,190
U.S. Treasury 3.125% 2041	1,100	1,490
U.S. Treasury 2.75% 2042	1,600	2,052
U.S. Treasury 2.875% 2043	1,600	2,091

Capital World Bond Fund — Page 27 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2044	$940	$1,282
U.S. Treasury 3.375% 2044	2,700	3,820
U.S. Treasury 2.875% 2045	2,250	2,965
U.S. Treasury 3.00% 2045	1,425	1,921
U.S. Treasury 3.00% 2045	1,125	1,511
U.S. Treasury 3.00% 204812	7,110	9,732
U.S. Treasury 3.375% 2048	1,150	1,689
U.S. Treasury 2.375% 204912	990	1,222
U.S. Treasury 3.00% 2049	520	718
U.S. Treasury 1.25% 205012	5,368	5,155
U.S. Treasury 2.00% 2050	56,560	64,747
U.S. Treasury Inflation-Protected Security 0.25% 20293	83,442	91,343
U.S. Treasury Inflation-Protected Security 0.875% 20293,12	216,332	246,924
U.S. Treasury Inflation-Protected Security 0.125% 20303,12	92,940	100,490
U.S. Treasury Inflation-Protected Security 1.375% 20443,12	52,476	71,757
U.S. Treasury Inflation-Protected Security 1.00% 20493,12	89,081	119,122
U.S. Treasury Inflation-Protected Security 0.25% 20503,12	33,216	37,336
Uber Technologies, Inc. 8.00% 20262	1,650	1,681
Ukraine 7.75% 2021	5,080	5,250
Ukraine 7.75% 2022	1,250	1,306
Ukraine 7.75% 2027	2,300	2,398
Ukraine 7.375% 20322	2,760	2,781
Ukraine 0% 2040	1,975	1,834
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)1,2	24,766	26,057
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)1,2	14,405	16,261
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)1,2	19,194	19,383
Uniform Mortgage-Backed Security 2.00% 20354,13	30,760	31,767
Uniform Mortgage-Backed Security 2.50% 20354,13	9,295	9,715
Uniform Mortgage-Backed Security 3.00% 20354,13	28,495	29,946
Uniform Mortgage-Backed Security 2.50% 20504,13	138,501	143,767
Uniform Mortgage-Backed Security 3.00% 20504,13	1,260	1,325
Uniform Mortgage-Backed Security 3.50% 20504,13	42,653	44,863
Uniform Mortgage-Backed Security 4.00% 20504,13	12,263	12,995
Uniform Mortgage-Backed Security 4.50% 20504,13	386	415
Union Pacific Corp. 4.30% 2049	1,550	1,988
Union Pacific Corp. 3.25% 2050	3,005	3,302
Union Pacific Corp. 3.75% 2070	604	676
United Mexican States 3.90% 2025	6,090	6,538
United Mexican States 3.25% 2030	14,515	14,398
United Mexican States 4.75% 2032	5,580	6,166
United Mexican States 4.50% 2050	2,710	2,794
United Mexican States 5.00% 2051	4,680	5,059
United Technologies Corp. 3.65% 2023	547	592
United Technologies Corp. 3.125% 2027	250	277
United Technologies Corp. 4.125% 2028	4,100	4,835
United Technologies Corp. 4.50% 2042	500	620
UnitedHealth Group Inc. 2.70% 2020	2,330	2,332
UnitedHealth Group Inc. 3.75% 2025	2,160	2,464
Univision Communications Inc. 5.125% 20232	7,800	7,895
Univision Communications Inc. 6.625% 20272	4,725	4,530
Upjohn Inc. 1.65% 20252	871	889
Upjohn Inc. 2.30% 20272	587	607
Upjohn Inc. 2.70% 20302	4,011	4,130
Upjohn Inc. 3.85% 20402	3,793	4,082
Upjohn Inc. 4.00% 20502	4,891	5,258

Capital World Bond Fund — Page 28 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Uruguay (Oriental Republic of) 4.375% 2031	$2,590	$3,034
Valeant Pharmaceuticals International, Inc. 6.125% 20252	4,975	5,053
Valvoline Inc. 4.375% 20252	530	535
VEB Finance Ltd. 6.902% 20202	6,600	6,617
Venator Materials Corp. 5.75% 20252	4,355	3,111
Venator Materials Corp. 9.50% 20252	1,000	1,020
Venezuela (Bolivarian Republic of) 7.00% 20187	60	4
Venezuela (Bolivarian Republic of) 7.75% 20197	1,074	70
Venezuela (Bolivarian Republic of) 6.00% 20207	883	55
Venezuela (Bolivarian Republic of) 12.75% 20227	80	5
Venezuela (Bolivarian Republic of) 9.00% 20237	1,289	81
Venezuela (Bolivarian Republic of) 8.25% 20247	279	17
Venezuela (Bolivarian Republic of) 7.65% 20257	120	7
Venezuela (Bolivarian Republic of) 11.75% 20267	60	4
Venezuela (Bolivarian Republic of) 9.25% 20277	159	10
Venezuela (Bolivarian Republic of) 9.25% 20287	2,498	156
Venezuela (Bolivarian Republic of) 11.95% 20317	99	6
Venezuela (Bolivarian Republic of) 7.00% 20387	99	6
Veritas Holdings Ltd. 7.50% 20232	3,500	3,460
Veritas Holdings Ltd. 10.50% 20242	860	773
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20235,6	2,293	2,126
Verizon Communications Inc. 4.329% 2028	3,315	3,993
Verizon Communications Inc. 3.15% 2030	4,875	5,522
Verizon Communications Inc. 5.25% 2037	575	779
Verizon Communications Inc. 3.85% 2042	443	542
Verizon Communications Inc. 4.125% 2046	825	1,032
Vertical US Newco Inc. 5.25% 20272	1,450	1,472
ViaSat, Inc. 5.625% 20272	465	477
VICI Properties LP 4.625% 20292	1,485	1,450
VICI Properties LP / VICI Note Co. Inc. 3.50% 20252	615	580
VICI Properties LP / VICI Note Co. Inc. 4.125% 20302	750	716
Vinci SA 3.75% 20292	6,844	7,901
Vine Oil & Gas LP 8.75% 20232	600	366
Virginia Electric and Power Co. 2.875% 2029	1,760	1,938
Virginia Electric and Power Co., Series B, 3.80% 2047	916	1,074
Vodafone Group PLC 4.25% 2050	3,200	3,766
Volkswagen Group of America Finance, LLC 3.875% 20202	9,600	9,692
Volkswagen Group of America Finance, LLC 4.00% 20212	9,114	9,492
Volkswagen Group of America Finance, LLC 2.90% 20222	6,150	6,354
Volkswagen Group of America Finance, LLC 3.125% 20232	14,770	15,545
Volkswagen Group of America Finance, LLC 4.25% 20232	14,700	16,104
Volkswagen Group of America Finance, LLC 2.85% 20242	1,124	1,184
Volkswagen Group of America Finance, LLC 4.625% 20252	6,345	7,222
Volkswagen Group of America Finance, LLC 4.75% 20282	2,000	2,359
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,224
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,140
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,559
Walt Disney Company 2.65% 2031	32,540	34,564
Walt Disney Company 3.60% 2051	553	618
Warrior Met Coal, Inc. 8.00% 20242	3,777	3,686
WEA Finance LLC 3.25% 20202	3,795	3,800
Weatherford International PLC 11.00% 20242	5,325	3,727
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)1	548	567
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)1	49,268	50,944
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)1	8,226	8,616

Capital World Bond Fund — Page 29 of 37

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)1	$7,999	$8,354
Wesco Aircraft Holdings, Inc. 9.00% 20262	1,365	901
WESCO Distribution, Inc. 7.125% 20252	960	1,015
WESCO Distribution, Inc. 7.25% 20282	1,045	1,105
Western Gas Partners LP 4.50% 2028	2,700	2,551
Westinghouse Air Brake Technologies Corp. 4.40% 20241	320	340
Westlake Chemical Corp. 5.00% 2046	260	277
Westlake Chemical Corp. 4.375% 2047	1,005	996
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)1	34,448	35,057
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)1	2,279	2,520
Williams Companies, Inc. 3.50% 2030	9,779	10,309
Williams Partners LP 4.125% 2020	1,625	1,628
Williams Partners LP 3.90% 2025	761	834
Williams Partners LP 6.30% 2040	1,151	1,381
Williams Partners LP 5.10% 2045	767	841
Willis North America Inc. 2.95% 2029	2,022	2,146
WM. Wrigley Jr. Co. 3.375% 20202	2,270	2,285
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	4,825	4,551
Wynn Resorts Ltd. 7.75% 20252	1,040	1,052
Xcel Energy Inc. 3.35% 2026	1,056	1,185
Xcel Energy Inc. 2.60% 2029	2,500	2,693
Xcel Energy Inc. 3.50% 2049	1,978	2,216
Xerox Corp. 4.125% 2023	533	534
XPO Logistics, Inc. 6.25% 20252	520	546
Ziggo Bond Co. BV 5.125% 20302	1,050	1,044
Ziggo Bond Finance BV 5.50% 20272	3,128	3,185
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,224
		6,104,655
Total bonds, notes & other debt instruments (cost: $11,977,059,000)		12,391,798
Convertible bonds & notes 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	32	23
Total convertible bonds & notes (cost: $32,000)		23
Convertible stocks 0.00% U.S. dollars 0.00%	Shares
Associated Materials, LLC, convertible preferred shares, 14.00% 20208,9	2,750	311
Total convertible stocks (cost: $2,640,000)		311
Common stocks 0.01% U.S. dollars 0.01%
Weatherford International14	172,186	339
Tribune Resources, LLC8,9,14	514,396	329
Advanz Pharma Corp. Ltd.14,15	52,958	162
Advanz Pharma Corp. Ltd.14	19,614	60

Capital World Bond Fund — Page 30 of 37

unaudited

Common stocks (continued) U.S. dollars (continued)	Shares	Value (000)
McDermott International, Inc.8,9	30,503	$86
Sable Permian Resources, LLC, units8,9,14	14,586,880	—11
Total common stocks (cost: $11,566,000)		976
Rights & warrants 0.00% U.S. dollars 0.00%
McDermott International, Inc., warrants, expire 20278,9	61,068	67
McDermott International, Inc., warrants, expire 20278,9	67,853	34
Tribune Resources, LLC, Class A, warrants, expire 20238,9,14	173,187	—11
Tribune Resources, LLC, Class B, warrants, expire 20238,9,14	134,701	—11
Tribune Resources, LLC, Class C, warrants, expire 20238,9,14	126,325	—11
Associated Materials, LLC, warrants, expire 20238,9,14	39,066	—11
Total rights & warrants (cost: $128,000)		101
Short-term securities 7.11% Money market investments 7.01%
Capital Group Central Cash Fund 0.18%16	9,147,756	914,867
Bills & notes of governments & government agencies outside the U.S. 0.10%	Principal amount (000)
Greek Treasury Bills 0.20%–0.25% due 12/4/2020–6/11/2021	€11,780	13,249
Total short-term securities (cost: $928,166,000)		928,116
Total investment securities 102.09% (cost: $12,919,591,000)		13,321,325
Other assets less liabilities (2.09)%		(273,122)
Net assets 100.00%		$13,048,203

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount17 (000)	Value at 6/30/202018 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	320	September 2020	$(80,000)	$(79,788)	$(15)
90 Day Euro Dollar Futures	Short	3,854	March 2022	(963,500)	(961,766)	(496)
2 Year Euro-Schatz Futures	Long	332	September 2020	€33,200	41,829	35
2 Year U.S. Treasury Note Futures	Long	1,664	October 2020	$332,800	367,458	121
5 Year Euro-Bobl Futures	Long	72	September 2020	€7,200	10,919	52
5 Year U.S. Treasury Note Futures	Long	2,045	October 2020	$204,500	257,143	880
10 Year Euro-Bund Futures	Long	711	September 2020	€71,100	141,006	1,252
10 Year Italy Government Bond Futures	Short	1	September 2020	(100)	(162)	(4)
10 Year Canadian Government Bond Futures	Short	45	September 2020	C$(4,500)	(5,099)	(16)
10 Year U.S. Treasury Note Futures	Short	488	September 2020	$(48,800)	(67,916)	(239)
10 Year Ultra U.S. Treasury Note Futures	Short	3,389	September 2020	(338,900)	(533,715)	(4,217)
20 Year U.S. Treasury Bond Futures	Long	271	September 2020	27,100	48,390	620
30 Year Euro-Buxl Futures	Long	208	September 2020	€20,800	51,402	1,136
30 Year Ultra U.S. Treasury Bond Futures	Long	126	September 2020	$12,600	27,488	212
						$(679)

Capital World Bond Fund — Page 31 of 37

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
CZK762,200	EUR28,268	JPMorgan Chase	7/2/2020	$369
EUR28,620	CZK762,200	JPMorgan Chase	7/2/2020	26
JPY7,622,000	USD70,166	Goldman Sachs	7/6/2020	429
USD61,778	MYR263,550	Standard Chartered Bank	7/6/2020	292
USD21,247	JPY2,280,000	Standard Chartered Bank	7/6/2020	130
USD15,694	CAD21,200	Bank of New York Mellon	7/6/2020	78
CNH45,330	USD6,354	Citibank	7/6/2020	55
USD21,498	AUD31,080	HSBC Bank	7/6/2020	49
USD4,196	GBP3,370	Barclays Bank PLC	7/6/2020	20
USD378	CAD510	Bank of America	7/6/2020	2
USD67,168	EUR59,776	Barclays Bank PLC	7/6/2020	1
CAD3,010	USD2,219	JPMorgan Chase	7/6/2020	(1)
AUD31,075	USD21,489	Morgan Stanley	7/6/2020	(43)
MYR38,110	USD8,939	HSBC Bank	7/6/2020	(48)
MXN29,170	USD1,347	Goldman Sachs	7/6/2020	(79)
JPY1,650,000	USD15,467	Bank of America	7/6/2020	(185)
GBP18,725	USD23,549	HSBC Bank	7/6/2020	(346)
CAD101,400	USD75,087	Morgan Stanley	7/6/2020	(394)
CAD47,200	USD33,722	UBS AG	7/8/2020	1,046
EUR12,375	USD14,021	Standard Chartered Bank	7/8/2020	(116)
EUR85,100	USD94,109	Citibank	7/9/2020	1,519
USD23,721	ZAR400,920	Bank of America	7/9/2020	640
USD37,649	CZK881,200	Standard Chartered Bank	7/9/2020	503
EUR40,490	USD45,069	Morgan Stanley	7/9/2020	430
JPY3,046,450	USD27,964	Standard Chartered Bank	7/9/2020	253
USD17,870	JPY1,919,000	Citibank	7/9/2020	96
CNH75,200	USD10,596	Goldman Sachs	7/9/2020	35
USD2,435	EUR2,149	HSBC Bank	7/9/2020	20
USD313	EUR277	Bank of New York Mellon	7/9/2020	2
USD895	CNH6,350	Citibank	7/9/2020	(3)
USD1,049	CNH7,470	HSBC Bank	7/9/2020	(7)
USD874	EUR785	Morgan Stanley	7/9/2020	(8)
CZK881,200	EUR33,150	Standard Chartered Bank	7/9/2020	(105)
CZK348,000	USD14,802	HSBC Bank	7/9/2020	(132)
USD40,274	CNH286,000	Goldman Sachs	7/9/2020	(156)
USD36,482	CAD50,100	Citibank	7/9/2020	(423)
EUR49,792	USD56,411	HSBC Bank	7/9/2020	(459)
USD77,557	CNH555,750	UBS AG	7/9/2020	(1,005)
ILS49,100	USD14,155	Bank of America	7/10/2020	22
USD68	EUR61	JPMorgan Chase	7/10/2020	—11
USD1,096	ILS3,800	Bank of America	7/10/2020	(2)
USD15,640	MXN350,600	Citibank	7/13/2020	413
USD16,271	GBP12,800	Citibank	7/13/2020	409
USD37,635	EUR33,271	Citibank	7/13/2020	244
USD5,220	MXN114,560	Goldman Sachs	7/13/2020	244
USD15,465	MXN350,810	Standard Chartered Bank	7/13/2020	230
USD4,619	ZAR77,900	Standard Chartered Bank	7/13/2020	137
USD3,748	MXN83,270	JPMorgan Chase	7/13/2020	132
USD29,995	EUR26,613	Citibank	7/13/2020	87
USD10,196	EUR9,015	JPMorgan Chase	7/13/2020	65
USD18,953	AUD27,400	HSBC Bank	7/13/2020	43

Capital World Bond Fund — Page 32 of 37

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD565	GBP445	JPMorgan Chase	7/13/2020	$14
USD4,539	EUR4,040	Barclays Bank PLC	7/13/2020	(1)
EUR2,126	USD2,391	Bank of America	7/13/2020	(2)
MXN367,380	USD15,961	Citibank	7/13/2020	(5)
USD2,227	JPY242,800	Morgan Stanley	7/13/2020	(22)
EUR11,305	RON54,890	Morgan Stanley	7/13/2020	(36)
EUR5,553	USD6,281	Citibank	7/13/2020	(41)
EUR5,540	USD6,267	Barclays Bank PLC	7/13/2020	(41)
USD4,861	IDR70,271,930	Citibank	7/13/2020	(51)
ILS151,300	USD43,816	Standard Chartered Bank	7/13/2020	(124)
AUD27,400	USD19,127	JPMorgan Chase	7/13/2020	(217)
EUR126,896	USD143,522	JPMorgan Chase	7/13/2020	(914)
MXN598,000	USD27,542	Citibank	7/13/2020	(1,571)
USD82,628	EUR72,713	Barclays Bank PLC	7/14/2020	909
USD4,977	MXN109,506	JPMorgan Chase	7/14/2020	222
USD4,973	GBP3,899	Bank of New York Mellon	7/14/2020	141
EUR6,637	GBP5,910	Goldman Sachs	7/14/2020	135
USD6,523	CAD8,736	JPMorgan Chase	7/14/2020	88
GBP5,920	EUR6,506	Goldman Sachs	7/14/2020	24
USD69	GBP55	Barclays Bank PLC	7/14/2020	1
GBP976	USD1,245	Bank of New York Mellon	7/14/2020	(35)
USD25,570	CZK609,350	Morgan Stanley	7/14/2020	(117)
SEK135,600	USD14,689	Bank of America	7/14/2020	(134)
JPY3,422,560	USD31,959	Goldman Sachs	7/14/2020	(256)
JPY5,546,425	USD51,760	Goldman Sachs	7/14/2020	(384)
EUR49,217	USD55,928	Barclays Bank PLC	7/14/2020	(615)
CZK1,360,200	USD58,142	HSBC Bank	7/14/2020	(801)
JPY13,482,208	USD125,831	Standard Chartered Bank	7/14/2020	(946)
USD37,524	EUR32,930	Morgan Stanley	7/15/2020	515
USD16,220	MYR68,900	Standard Chartered Bank	7/15/2020	152
USD30,922	ILS106,735	JPMorgan Chase	7/15/2020	97
JPY5,696,200	USD53,299	Citibank	7/15/2020	(534)
CAD150,560	USD111,596	HSBC Bank	7/15/2020	(689)
EUR46,393	USD52,866	Morgan Stanley	7/15/2020	(726)
NOK693,100	USD73,281	Citibank	7/15/2020	(1,268)
USD6,161	GBP4,919	Citibank	7/16/2020	66
KRW5,563,560	USD4,571	JPMorgan Chase	7/16/2020	54
JPY222,422	EUR1,840	HSBC Bank	7/16/2020	(8)
EUR13,367	PLN59,475	Bank of America	7/16/2020	(11)
GBP31,900	EUR35,471	Goldman Sachs	7/16/2020	(335)
GBP25,150	USD31,502	Citibank	7/16/2020	(336)
AUD49,125	USD33,561	UBS AG	7/17/2020	343
USD17,712	MXN401,000	JPMorgan Chase	7/17/2020	307
USD15,543	GBP12,393	Bank of New York Mellon	7/17/2020	185
EUR4,243	GBP3,810	Morgan Stanley	7/17/2020	47
USD8,277	EUR7,334	Morgan Stanley	7/17/2020	34
GBP3,820	EUR4,198	Goldman Sachs	7/17/2020	16
CHF5,200	USD5,479	Bank of America	7/17/2020	12
CAD3,760	USD2,759	Standard Chartered Bank	7/17/2020	11
KRW17,403,120	USD14,516	Citibank	7/17/2020	(47)
USD10,757	ILS37,550	HSBC Bank	7/17/2020	(88)

Capital World Bond Fund — Page 33 of 37

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
JPY1,767,040	USD16,472	Standard Chartered Bank	7/17/2020	$(103)
PLN150,900	USD38,429	Citibank	7/17/2020	(285)
GBP19,243	USD24,135	Bank of New York Mellon	7/17/2020	(288)
EUR66,720	USD75,296	Morgan Stanley	7/17/2020	(307)
USD49,357	MXN1,088,470	Goldman Sachs	7/20/2020	2,133
USD48,399	EUR42,931	Bank of New York Mellon	7/20/2020	144
USD55,409	CNH392,859	Standard Chartered Bank	7/20/2020	(92)
EUR91,854	USD103,554	Bank of New York Mellon	7/20/2020	(309)
JPY19,780,720	USD184,200	Citibank	7/20/2020	(956)
EUR111,862	USD125,573	Morgan Stanley	7/21/2020	164
USD12,426	GBP9,910	HSBC Bank	7/21/2020	144
USD17,554	NOK167,860	Goldman Sachs	7/21/2020	113
USD16,469	JPY1,766,140	Morgan Stanley	7/21/2020	108
GBP8,460	USD10,440	Barclays Bank PLC	7/21/2020	45
USD39,602	AUD57,330	Citibank	7/21/2020	33
EUR4,210	USD4,726	Morgan Stanley	7/21/2020	6
USD1,696	CAD2,298	JPMorgan Chase	7/21/2020	3
USD404	EUR360	Morgan Stanley	7/21/2020	—11
CAD45,713	USD33,737	JPMorgan Chase	7/21/2020	(63)
KRW39,648,250	USD33,105	Standard Chartered Bank	7/21/2020	(141)
NOK319,589	USD33,570	HSBC Bank	7/21/2020	(364)
USD56,327	ILS194,000	Standard Chartered Bank	7/22/2020	290
AUD57,400	USD39,338	Morgan Stanley	7/22/2020	279
EUR43,025	USD48,285	Goldman Sachs	7/22/2020	78
USD5,730	JPY611,800	Bank of New York Mellon	7/22/2020	62
USD18,803	MYR80,600	Standard Chartered Bank	7/22/2020	12
USD18	CNH130	HSBC Bank	7/22/2020	—11
NOK3,180	EUR297	Citibank	7/22/2020	(4)
USD26,286	EUR23,422	Goldman Sachs	7/22/2020	(42)
MYR80,600	USD18,851	Standard Chartered Bank	7/22/2020	(60)
USD16,245	ZAR284,000	HSBC Bank	7/22/2020	(79)
USD1,148	GBP927	Bank of New York Mellon	7/23/2020	(1)
USD29,273	EUR26,092	Morgan Stanley	7/23/2020	(57)
USD22,997	PLN91,400	Bank of America	7/23/2020	(107)
AUD3,230	USD2,228	Standard Chartered Bank	7/24/2020	1
USD31	IDR437,760	Morgan Stanley	7/24/2020	—11
KRW14,217,900	USD11,720	Standard Chartered Bank	7/27/2020	101
USD31,447	MYR134,700	Standard Chartered Bank	7/27/2020	49
KRW7,493,020	USD6,183	Morgan Stanley	7/27/2020	47
USD3,812	INR291,790	Goldman Sachs	7/27/2020	(42)
CZK762,200	EUR28,604	JPMorgan Chase	8/7/2020	(27)
ZAR25,500	USD1,390	JPMorgan Chase	8/14/2020	72
ZAR13,400	USD768	JPMorgan Chase	8/14/2020	—11
ZAR14,015	USD817	Goldman Sachs	8/14/2020	(13)
USD1,008	EUR890	JPMorgan Chase	8/18/2020	7
USD8,415	GBP6,900	Goldman Sachs	8/18/2020	(137)
USD6,042	EUR5,592	JPMorgan Chase	8/18/2020	(248)
USD3,248	NZD5,000	JPMorgan Chase	9/16/2020	22
PLN4,466	EUR1,000	Goldman Sachs	9/16/2020	4
USD2,584	NZD4,000	Bank of New York Mellon	9/16/2020	3
CZK240,156	EUR9,000	Goldman Sachs	9/16/2020	(1)

Capital World Bond Fund — Page 34 of 37

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD1,286	NZD2,000	Standard Chartered Bank	9/16/2020	$(5)
SEK20,869	EUR2,000	Goldman Sachs	9/16/2020	(9)
USD1,362	AUD2,000	Barclays Bank PLC	9/16/2020	(19)
NOK20,464	USD2,200	JPMorgan Chase	9/16/2020	(73)
				$(2,385)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF89,065,000	$(407)	$—	$(407)
1.01%	6-month HUF-BUBOR	2/25/2022	48,200,000	965	—	965
0.965%	6-month HUF-BUBOR	2/26/2022	69,471,000	1,237	—	1,237
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	789	—	789
U.S. EFFR	0.093%	7/2/2025	$4,500	(1)	—	(1)
U.S. EFFR	0.096%	7/2/2025	4,500	(2)	—	(2)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	1,847	—	1,847
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,168	—	1,168
6-month HUF-BUBOR	1.39%	11/11/2029	HUF12,410,000	(385)	—	(385)
6-month HUF-BUBOR	1.80%	1/22/2030	7,672,000	(1,144)	—	(1,144)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN187,000	(5,731)	—	(5,731)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF10,692,500	(1,714)	—	(1,714)
6-month HUF-BUBOR	1.79%	2/26/2030	10,692,500	(1,542)	—	(1,542)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥5,390,000	(186)	—	(186)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	2,573	—	2,573
					$—	$(2,533)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$228,275	$2,668	$(1,703)	$4,371

Capital World Bond Fund — Page 35 of 37

unaudited

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,418,512,000, which represented 10.87% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,187,000, which represented .22% of the net assets of the fund.
7	Scheduled interest and/or principal payment was not received.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,275,000, which represented .02% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Amount less than one thousand.
12	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $238,064,000, which represented 1.82% of the net assets of the fund.
13	Purchased on a TBA basis.
14	Security did not produce income during the last 12 months.
15	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
16	Rate represents the seven-day yield at 6/30/2020.
17	Notional amount is calculated based on the number of contracts and notional contract size.
18	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$670	$162.00%

Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	S$ = Singapore dollars
EGP = Egyptian pounds	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen	ZMW = Zambian kwacha

Capital World Bond Fund — Page 36 of 37

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-031-0820O-S78087	Capital World Bond Fund — Page 37 of 37

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian C. Janssen ____________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2020